---------------------
 ANNUAL
---------------------
 REPORT
---------------------
 ALLOCATION
---------------------
 FUNDS
---------------------

Asset Allocation Fund

Index Allocation Fund

U.S. Government
Allocation Fund

MARCH 31, 1998

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Asset Allocation Fund                                                        3

  Index Allocation Fund                                                        9

  U.S. Government Allocation Fund                                             14

PORTFOLIOS OF INVESTMENTS

  Asset Allocation Fund                                                       18

  Index Allocation Fund                                                       34

  U.S. Government Allocation Fund                                             49

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         51

  Statements of Operations                                                    52

  Statements of Changes in Net Assets                                         54

  Financial Highlights                                                        56

  Notes to Financial Statements                                               63

  Independent Auditors' Report                                                73

PROXY VOTING RESULTS                                                          75

LIST OF ABBREVIATIONS                                                         77
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------
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
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---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Thank you for your investment with the Stagecoach Funds.

The Annual and Semi-Annual Reports provide us with an opportunity to speak directly to you. This year, we are pleased to announce strong returns in the investment markets and a continued commitment to improving the Stagecoach Funds to better serve you.

A review of three key indexes shows that returns for the period from April 1, 1997 through March 31, 1998 have been strong. Equities, as measured by the S&P 500 Index, returned 47.96%. Bonds, as measured by the Lehman Brothers U.S. Treasury Bond Index, returned 20.71%. Money market funds, as measured by the IBC/Donoghue Money Market Average, returned 4.89%.

Among the key drivers of these returns were strong corporate earnings, high investor confidence and a positive inflation picture. The Federal Open Market Committee of the Federal Reserve Board raised the federal funds target rate by 0.25% before the beginning of the reporting period. This was interpreted by investors as a sign that the Fed was going to remain vigilant against inflation, and long-term interest rates declined as a result, boosting the bond market. The U.S. economy had been growing at a steady pace and inflationary pressures have remained in check.

There is no guarantee that this positive environment will continue unabated, although we remain optimistic about the long-term investment picture. We believe that an understanding of the historical returns for the various asset classes, as well as a realistic appraisal of the risks involved in investing, can help you earn the financial growth you need to meet your goals. We are confident that a carefully considered long-term plan can help you through short-term uncertainty.

Our goal is to present a Family of Funds able to meet the increasingly sophisticated needs of our investors. We are committed to reviewing the investment options we offer shareholders. Stagecoach Funds has introduced the Corporate Bond Fund and the Strategic Income Fund. We have also proposed the consolidation of two Funds with similar investment objectives, the Intermediate Bond and the Short-Intermediate U.S. Government Income Funds. These changes follow the consolidation of the Overland Express and Stagecoach Fund families and the introduction of our new "Plain English" prospectus and represent part of our ongoing effort to meet your needs.

                                                           ---------------------

LETTER TO SHAREHOLDERS

The following pages provide commentary from the Portfolio Managers designed to give you a clearer understanding of the returns earned over the period, the investment policies pursued and what you can expect from your Funds. Please discuss any questions you may have with your financial consultant.

We look forward to learning how we can better serve you in the future.

STAGECOACH FUNDS
MAY 1998

THE "S&P 500 INDEX" IS A TRADEMARK OF STANDARD AND POOR'S CORPORATION. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. TREASURY BONDS WITH 20-YEAR OR LONGER MATURITIES. THE IBC/DONOGHUE MONEY MARKET AVERAGE IS AN AVERAGE OF 700 TAXABLE MONEY MARKET FUNDS.

---------------------
2

                                                           ASSET ALLOCATION FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND FOR THE YEAR ENDED MARCH 31, 1998?

Class A shares of the Fund recorded a 36.08% total return for the period exclusive of sales charges. See the "Performance at a Glance" table for the total returns for Class B shares.

WHAT WERE THE TOTAL RETURNS FOR THE AVAILABLE ASSET CLASSES?

The Fund allocates across three asset classes: equities representative of the S&P 500 Index, bonds representative of the Lehman Brothers U.S. Treasury Bond Index, and cash as measured by the IBC/Donoghue Money Market Average. For the twelve-month period ended March 31, 1998, the returns for these unmanaged indexes were as follows:

Equities             47.96%
Bonds                20.71%
Cash                  4.89%

HOW DID ALLOCATIONS FOR THE TACTICAL MODEL SHIFT THROUGHOUT THE PERIOD?

The tactical model analyzes extensive financial data from numerous sources. The model recommends an asset mix on a daily basis. Changes are only made in 5% increments, however. This means that an adjustment is made only when the recommended mix is 5% greater or less than the current allocation. It is important to keep in mind that the model's recommendation and the actual mix of securities will generally differ for a number of reasons, including the uneven growth of the asset classes. For example, a recommended mix of 60% bonds and 40% equities may change to 59% bonds and 41% equities if equities grow faster than bonds. The allocation recommendations at the start of the period (April 1, 1997) showed 40% of the portfolio allocated to equities and 60% to bonds. With nine changes throughout the fiscal year, the model ended the period with a recommendation of 73% stocks and 27% bonds.

WHY DOES THE MODEL RECOMMEND ALLOCATION SHIFTS?

The strategy is based on the premise that at times asset classes are overvalued or undervalued in comparison to each other and that undervalued investments over time offer the best risk-adjusted returns. For example, the model may indicate that an asset class that has been rising in value may now be overvalued. Or, as a given asset class increases in value, it assumes more risk, making a less risky alternative investment more attractive. The model examines a great deal of quantitative information and makes its recommendation according to the built-in risk tolerance.

WHY ARE THESE ALLOCATIONS DIFFERENT FROM THE RECOMMENDED ALLOCATIONS FOR THE INDEX ALLOCATION FUND?

Part of what determines the allocation is the risk tolerance built-in to each model. The Index Allocation Fund is more

                                                           ---------------------

ASSET ALLOCATION FUND
aggressive than the Asset Allocation Fund. It assumes that under normal conditions it is invested in 100% stocks. The Asset Allocation Fund assumes a normal investment of 60% stocks and 40% bonds. Both change from their normal allocation in response to economic conditions and the relative attractiveness and risks of each asset class.

WHAT IS THE OVERVIEW OF THE EQUITY MARKETS FOR THE PERIOD?

The stock market during the period continued its stellar performance, with the S&P 500 Index posting a total return of 47.96%. As was the case during the previous few years, strong economic growth, low inflation, and solid earnings growth drove these spectacular returns. The best-performing sectors in the S&P 500 Index were communications services, telephone, and utilities. The worst performing sectors were technology and basic materials, although technology stocks have rebounded from their fall 1997 sell off. Merger and acquisition activity experienced a third consecutive record year, driving stock prices in the affected industries higher. The financial services sector is an example of this trend, accounting for more than 30% of all U.S. merger activity.

WHAT IS THE FIXED-INCOME MARKET OVERVIEW?

For the 12-month period, the U.S. bond market benefited from the economic backdrop of robust growth, low unemployment, and low inflation. Long-term interest rates as of the end of the reporting period are at their lowest levels since 1977, when the U.S. began regular auctions of 30-year Treasury bonds. In addition, the yield curve has flattened out significantly, with the three-month Treasury bill rising to a yield of 5.34% and the 30-year Treasury bond declining to a yield of 5.92%. This spread is at its narrowest point since March of 1990. These lower long-term yields and a flatter curve meant that long-term bonds outperformed bonds of shorter maturities. While the two-year Treasury note returned 6.6%, the 30-year Treasury bond had a return of 15.3%.

The Federal Reserve Board adjusted monetary policy only once in 1997, raising the federal funds target rate 0.25% to 5.50% in March and keeping short-term rates steady. This action was seen as preemptive, meant to sustain the strongest growth rate possible while maintaining low inflation.

Declining inflation continues to be favorable for U.S. bonds. The Consumer Price Index increased only 1.8% during the period, the lowest growth rate since 1986. This seeming paradox of low inflation in the midst of strong economic growth and low unemployment can be partially attributed to higher productivity keeping unit labor costs under control and easing pressure on employers' profit margins. And while Gross Domestic Product growth has been robust, 1997 saw it trending downward from 4.9% to 3.3% to 3.1% in the first three quarters. The federal budget deficit also has been reduced to 1974 levels due to higher tax receipts resulting from the strong econ-

---------------------
4

                                                           ASSET ALLOCATION FUND
omy. These factors have all come together to create the most favorable economic landscape in many years.

WHAT AFFECT DID THE ASIAN CURRENCY CRISIS HAVE ON THE FUND?

The Fund is focused domestically and did not have any direct exposure to Asian securities. Nevertheless, some U.S. companies listed on the S&P 500 Index either have significant sales in Asia or they have much of their future growth focused on Asia. Many of these stocks suffered setbacks in October, but many also rebounded. It is possible that the Asian crisis is not over and that earnings disappointments may yet result.

                                                           ---------------------

ASSET ALLOCATION FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                                SINCE
                                                                                11/13/86
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     10 YEAR     INCEPTION
--------------------------------------------------------------------------------------------
With Maximum 4.50% Sales Charge               29.93%     19.81%     13.10%      12.73%
--------------------------------------------------------------------------------------------
Without Sales Charge                          36.08%     21.67%     13.62%      13.19%
--------------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                                SINCE
                                                                                11/13/86
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     10 YEAR     INCEPTION
--------------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales
Charge(1)                                     30.16%     20.30%     13.02%      12.53%
--------------------------------------------------------------------------------------------
Without Sales Charge                          35.16%     20.99%     13.02%      12.53%
--------------------------------------------------------------------------------------------
(1)Assumes 3/31/98 Redemption

Performance shown for Class A shares of the Stagecoach Asset Allocation Fund for periods prior to January 2, 1992, reflects performance of the shares of the Asset Allocation Fund for the Wells Fargo Investment Trust for Retirement Programs, a predecessor fund with the same investment objective and policies as the Stagecoach Asset Allocation Fund. Performance shown or advertised for Class B shares of the Stagecoach Fund for periods prior to January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund, adjusted to reflect Class B sales charges and expenses; for periods prior to January 2, 1992, Class B share performance reflects performance of the predecessor fund, adjusted to reflect Class B sales charges and expenses. The Fund's Class C shares were not yet in operation during this period, but their performance will be calculated in the same way as Class B shares.

Average annual total returns represent the average annual change in value of an investment over the indicated periods assuming reinvestment of dividends and capital gains distributions at net asset value. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

Wells Fargo Bank has voluntarily waived portions of its fees for some or all classes of the Fund, which has reduced operating expenses for shareholders of such classes. Without this reduction, the Fund's returns would have been lower.

---------------------
6

                                                           ASSET ALLOCATION FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           LEHMAN BROTHERS   STAGECOACH ASSET    IBC/DONOGHUE
            U.S. TREASURY     ALLOCATION FUND    MONEY MARKET
              BOND INDEX      CLASS A SHARES       AVERAGE      S&P 500 INDEX
11/28/86            $10,000             $9,550         $10,000         $10,000
12/31/86             $9,990             $9,617         $10,045          $9,745
01/30/87            $10,166            $10,037         $10,091         $11,057
02/27/87            $10,301            $10,285         $10,136         $11,494
03/31/87            $10,108            $10,285         $10,182         $11,826
04/30/87             $9,622             $9,951         $10,228         $11,721
05/29/87             $9,509             $9,894         $10,278         $11,822
06/30/87             $9,616            $10,113         $10,329         $12,419
07/31/87             $9,447            $10,094         $10,381         $13,048
08/31/87             $9,292            $10,056         $10,433         $13,535
09/30/87             $8,885             $9,693         $10,487         $13,238
10/30/87             $9,529            $10,362         $10,544         $10,387
11/30/87             $9,532            $10,094         $10,601          $9,531
12/31/87             $9,723            $10,438         $10,659         $10,256
01/29/88            $10,313            $11,002         $10,717         $10,688
02/29/88            $10,424            $11,231         $10,772         $11,186
03/31/88            $10,108            $10,897         $10,826         $10,840
04/29/88             $9,931            $10,772         $10,881         $10,960
05/31/88             $9,781            $10,734         $10,938         $11,055
06/30/88            $10,193            $11,183         $10,998         $11,563
07/29/88             $9,992            $11,021         $11,060         $11,519
08/31/88            $10,034            $10,868         $11,126         $11,128
09/30/88            $10,406            $11,221         $11,195         $11,602
10/31/88            $10,722            $11,422         $11,265         $11,925
11/30/88            $10,482            $11,355         $11,337         $11,755
12/30/88            $10,617            $11,460         $11,413         $11,960
01/31/89            $10,841            $11,622         $11,493         $12,836
02/28/89            $10,616            $11,632         $11,574         $12,516
03/31/89            $10,729            $11,727         $11,660         $12,808
04/28/89            $11,002            $11,871         $11,749         $13,473
05/31/89            $11,407            $12,004         $11,838         $14,018
06/30/89            $12,058            $12,062         $11,927         $13,939
07/31/89            $12,344            $12,339         $12,013         $15,197
08/31/89            $12,014            $12,453         $12,096         $15,494
09/29/89            $12,049            $12,501         $12,179         $15,431
10/31/89            $12,534            $12,577         $12,262         $15,073
11/30/89            $12,649            $12,692         $12,344         $15,380
12/31/89            $12,626            $12,816         $12,426         $15,750
01/31/90            $12,171            $12,702         $12,506         $14,692
02/28/90            $12,136            $12,778         $12,586         $14,881
03/31/90            $12,086            $12,854         $12,666         $15,276
04/30/90            $11,797            $12,854         $12,747         $14,895
05/31/90            $12,345            $13,189         $12,828         $16,347
06/30/90            $12,629            $13,265         $12,910         $16,237
07/31/90            $12,749            $13,341         $12,992         $16,184
08/31/90            $12,211            $13,122         $13,074         $14,722
09/30/90            $12,352            $13,084         $13,155         $14,005
10/31/90            $12,635            $13,227         $13,237         $13,945
11/30/90            $13,162            $13,609         $13,318         $14,847
12/31/90            $13,423            $13,800         $13,398         $15,260
01/31/91            $13,581            $14,163         $13,475         $15,925
02/28/91            $13,641            $14,459         $13,547         $17,064
03/31/91            $13,695            $14,583         $13,615         $17,477
04/30/91            $13,869            $14,717         $13,682         $17,519
05/31/91            $13,857            $14,888         $13,745         $18,275
06/30/91            $13,754            $14,564         $13,808         $17,437
07/31/91            $13,959            $14,927         $13,871         $18,250
08/31/91            $14,441            $15,404         $13,933         $18,682
09/30/91            $14,896            $15,710         $13,994         $18,370
10/31/91            $14,928            $15,758         $14,052         $18,617
11/30/91            $15,012            $15,643         $14,108         $17,867
12/31/91            $15,907            $16,856         $14,162         $19,910
01/31/92            $15,407            $16,359         $14,211         $19,539
02/29/92            $15,498            $16,455         $14,256         $19,792
03/31/92            $15,328            $16,238         $14,300         $19,407
04/30/92            $15,312            $16,364         $14,344         $19,977
05/31/92            $15,738            $16,683         $14,386         $20,075
06/30/92            $15,966            $16,756         $14,427         $19,776
07/31/92            $16,630            $17,471         $14,466         $20,584
08/31/92            $16,745            $17,412         $14,503         $20,163
09/30/92            $17,010            $17,650         $14,538         $20,400
10/31/92            $16,653            $17,402         $14,572         $20,470
11/30/92            $16,716            $17,630         $14,605         $21,167
12/31/92            $17,174            $18,026         $14,640         $21,427
01/31/93            $17,663            $18,409         $14,674         $21,606
02/28/93            $18,253            $18,923         $14,707         $21,900
03/31/93            $18,299            $19,054         $14,740         $22,362
04/30/93            $18,440            $18,963         $14,773         $21,822
05/31/93            $18,501            $19,207         $14,805         $22,406
06/30/93            $19,283            $19,706         $14,837         $22,471
07/31/93            $19,594            $19,881         $14,870         $22,381
08/31/93            $20,381            $20,663         $14,903         $23,230
09/30/93            $20,453            $20,580         $14,936         $23,052
10/31/93            $20,600            $20,881         $14,969         $23,529
11/30/93            $20,073            $20,559         $15,002         $23,305
12/31/93            $20,137            $20,731         $15,036         $23,586
01/31/94            $20,620            $21,360         $15,070         $24,388
02/28/94            $19,775            $20,665         $15,104         $23,726
03/31/94            $18,907            $19,856         $15,141         $22,692
04/30/94            $18,683            $19,800         $15,179         $22,983
05/31/94            $18,560            $19,878         $15,222         $23,360
06/30/94            $18,384            $19,533         $15,268         $22,788
07/31/94            $19,007            $20,162         $15,316         $23,536
08/31/94            $18,866            $20,488         $15,366         $24,501
09/30/94            $18,272            $19,894         $15,419         $23,902
10/31/94            $18,208            $20,053         $15,475         $24,439
11/30/94            $18,316            $19,837         $15,535         $23,549
12/31/94            $18,598            $20,146         $15,600         $23,898
01/31/95            $19,075            $20,664         $15,668         $24,517
02/28/95            $19,615            $21,314         $15,739         $25,472
03/31/95            $19,785            $21,694         $15,811         $26,222
04/28/95            $20,138            $22,169         $15,884         $26,994
05/31/95            $21,683            $23,315         $15,957         $28,071
06/30/95            $21,935            $23,675         $16,030         $28,722
07/31/95            $21,585            $23,983         $16,101         $29,674
08/31/95            $22,064            $24,143         $16,172         $29,749
09/29/95            $22,469            $24,771         $16,243         $31,003
10/31/95            $23,098            $24,895         $16,313         $30,893
11/30/95            $23,676            $25,602         $16,385         $32,247
12/29/95            $24,305            $26,025         $16,456         $32,869
01/31/96            $24,305            $26,489         $16,525         $33,986
02/29/96            $23,131            $26,351         $16,592         $34,302
03/31/96            $22,671            $26,407         $16,659         $34,631
04/30/96            $22,292            $26,432         $16,725         $35,140
05/31/96            $22,177            $26,660         $16,792         $36,044
06/30/96            $22,649            $26,959         $16,860         $36,181
07/31/96            $22,658            $26,360         $16,927         $34,581
08/31/96            $22,375            $26,334         $16,995         $35,311
09/30/96            $22,992            $27,362         $17,063         $37,296
10/31/96            $23,896            $28,302         $17,131         $38,325
11/30/96            $24,694            $29,810         $17,199         $41,218
12/31/96            $24,089            $29,058         $17,268         $40,402
01/31/97            $23,918            $29,646         $17,337         $42,923
02/28/97            $23,928            $29,716         $17,407         $43,262
03/31/97            $23,315            $28,713         $17,476         $41,489
04/30/97            $23,877            $29,830         $17,548         $43,961
05/31/97            $24,144            $30,835         $17,620         $46,647
06/30/97            $24,610            $31,717         $17,694         $48,723
07/31/97            $26,055            $33,945         $17,768         $52,597
08/31/97            $25,331            $32,445         $17,843         $49,651
09/30/97            $26,027            $33,775         $17,918         $52,367
10/31/97            $26,904            $33,732         $17,993         $50,618
11/30/97            $27,262            $34,826         $18,069         $52,962
12/31/97            $27,720            $35,454         $18,144         $53,873
01/31/98            $28,283            $35,983         $18,221         $54,465
02/28/98            $28,079            $37,695         $18,297         $58,392
03/31/98            $28,138            $39,072         $18,374         $61,382

THE RETURNS FOR OTHER CLASSES OF SHARES OF THE FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach Asset Allocation Fund Class A shares since inception of the predecessor fund with the S&P 500 Index, the Lehman Brothers U.S. Treasury Bond Index, and the IBC/Donoghue Money Market Average. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of U.S. Treasury bonds with 10 year or longer maturities. The IBC/Donoghue Money Market Average is an average of 700 taxable money market funds. The Fund is a professionally managed mutual fund. The indexes presented here do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performances would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
8

                                                           INDEX ALLOCATION FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND FOR THE YEAR ENDED MARCH 31, 1998?

Class A shares of the Fund recorded a 40.10% total return for the period exclusive of sales load. See the "Performance at a Glance" table for the total returns for other share classes.

WHAT WERE THE TOTAL RETURNS FOR THE AVAILABLE ASSET CLASSES?

The Fund allocates across three asset classes: equities representative of the S&P 500 Index, bonds representative of the Lehman Brothers U.S. Treasury Bond Index, and cash as measured by the IBC/Donoghue Money Market Average. For the twelve-month period ended March 31, 1998, the returns for these unmanaged indexes were as follows:

Equities             47.96%
Bonds                20.71%
Cash                  4.89%

HOW DID ALLOCATIONS FOR THE TACTICAL MODEL SHIFT THROUGHOUT THE PERIOD?

The tactical model analyzes extensive financial data from numerous sources. The model recommends an asset mix on a daily basis. Changes to the asset mix are only made in 5% increments, however. This means that an adjustment is made only when the recommended mix is 5% greater or less than the current allocation. It is important to keep in mind that the model's recommendation and the actual mix of securities will generally differ for a number of reasons, including the uneven growth of the asset classes. For example, a recommended mix of 60% bonds and 40% equities may change to 59% bonds and 41% equities if equities grow faster than bonds. The allocation recommendations at the start of the period (April 1, 1997) showed 60% of the portfolio allocated to equities and 40% to bonds. With ten changes throughout the fiscal year, the model ended the period with a recommendation of 99% stocks and 1% bonds.

WHY DOES THE MODEL RECOMMEND ALLOCATION SHIFTS?

The strategy is based on the premise that at times asset classes are overvalued or undervalued in comparison to each other and that undervalued investments over time offer the best risk-adjusted returns. For example, the model may indicate that an asset class that has been rising in value may now be overvalued. Or as a given asset class increases in value it assumes more risk, making a less risky alternative investment more attractive. The model examines a great deal of quantitative information and makes its recommendation according to the built-in risk tolerance.

WHY ARE THESE ALLOCATIONS DIFFERENT FROM THE RECOMMENDED ALLOCATIONS FOR THE ASSET ALLOCATION FUND?

Part of what determines the allocation is the risk tolerance built-in to each model. The Asset Allocation Fund is a more

                                                           ---------------------

INDEX ALLOCATION FUND
conservative fund than the Index Allocation Fund. It assumes that under normal conditions it is invested in 60% stocks and 40% bonds. The Index Allocation Fund assumes a normal investment of 100% stocks. Both change from their normal allocation in response to economic conditions and the relative attractiveness and risks of each asset class.

WHAT IS THE OVERVIEW OF THE EQUITY MARKETS FOR THE PERIOD?

The stock market during the period continued its stellar performance, with the S&P 500 Index posting a total return of 47.96%. As was the case the previous few years, strong economic growth, low inflation, and solid earnings growth drove these spectacular returns. The best-performing sectors in the S&P 500 Index were communications services, telephone, and utilities. The worst performing sectors were technology and basic materials, although technology stocks have rebounded from their fall 1997 sell-off. Merger and acquisition activity experienced a third consecutive record year, driving stock prices in the affected industries higher. The financial services sector is an example, accounting for more than 30% of all U.S. merger activity.

WHAT IS THE FIXED-INCOME MARKET OVERVIEW?

For the 12-month period, the U.S. bond market benefited from the economic backdrop of robust growth, low unemployment, and low inflation. Long-term interest rates as of the end of the reporting period are at their lowest levels since 1977, when the U.S. began regular auctions of 30-year Treasury bonds. In addition, the yield curve has flattened out significantly, with the three-month Treasury bill rising to a yield of 5.34% and the 30-year Treasury bond declining to a yield of 5.92%. This spread is at its narrowest point since March of 1990. These lower long-term yields and a flatter curve meant that long-term bonds outperformed bonds of shorter maturities. While the two-year Treasury note returned 6.6%, the 30-year Treasury bond had a return of 15.3%.

The Federal Reserve Board adjusted monetary policy only once in 1997, raising the federal funds target rate 0.25% to 5.50% in March and keeping short-term rates steady. This action was seen as preemptive, meant to sustain the strongest growth rate possible while maintaining low inflation.

Declining inflation continues to be favorable for U.S. bonds. The Consumer Price Index increased only 1.8% during the period, the lowest growth rate since 1986. This seeming paradox of low inflation in the midst of strong economic growth and low unemployment can be partially attributed to higher productivity keeping unit labor costs under control and easing pressure on employers' profit margins. And while Gross Domestic Product growth has been robust, 1997 saw it trending down from 4.9% to 3.3% to 3.1% in the first three quarters. The federal budget deficit also has been reduced to 1974 levels due to higher tax receipts resulting from the strong econ-

---------------------
10

                                                           INDEX ALLOCATION FUND
omy. These factors have all come together to create the most favorable economic landscape in many years.

WHAT AFFECT DID THE ASIAN CURRENCY CRISIS HAVE ON THE FUND?

The Fund is focused domestically and did not have any direct exposure to Asian securities. Nevertheless, some U.S. companies listed on the S&P 500 Index either have significant sales in Asia or they have much of their future growth focused on Asia. Many of these stocks suffered setbacks in October, but many also rebounded. It is possible that the Asian crisis is not over and that earnings disappointments may yet result.

                                                           ---------------------

INDEX ALLOCATION FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                                SINCE 4/7/88
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR      INCEPTION
--------------------------------------------------------------------------------------------
With Maximum 4.50% Sales Charge               33.82%     25.39%     17.64%      14.34%
--------------------------------------------------------------------------------------------
Without Sales Charge                          40.10%     27.33%     18.74%      14.87%
--------------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                                SINCE 4/7/88
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR      INCEPTION
--------------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales
Charge(1)                                     33.83%     25.73%     17.69%      14.07%
--------------------------------------------------------------------------------------------
Without Sales Charge                          38.83%     26.36%     17.90%      14.07%
--------------------------------------------------------------------------------------------
(1)Assumes 3/31/98 Redemption

CLASS C SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                                SINCE 4/7/88
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR      INCEPTION
--------------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales
Charge(1)                                     37.94%     26.39%     17.92%      14.08%
--------------------------------------------------------------------------------------------
Without Sales Charge                          38.94%     26.39%     17.92%      14.08%
--------------------------------------------------------------------------------------------
(1)Assumes 3/31/98 Redemption

Performance shown for the Class A shares of the Stagecoach Index Allocation Fund, reflects performance of the Class A shares of the Overland Express Index Allocation Fund (the predecessor Portfolio, which was reorganized as the Stagecoach Index Allocation Fund on December 12, 1997 and hereafter, the "predecessor fund."). Performance shown or advertised for the Class B and Class C shares of the Stagecoach Fund for periods prior to December 12, 1997 reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class B and Class C share performance of the Stagecoach Fund reflects performance of the Class A shares of the Overland Fund adjusted to reflect the respective sales charges and expenses of the Class B and Class C shares.

Average annual returns represent the average annual change in value of an investment over the indicated periods assuming reinvestment of dividends and capital gains distributions at net asset value. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

Wells Fargo Bank has voluntarily waived portions of its fees for some or all classes of the Fund, which has reduced operating expenses for shareholders of such classes. Without this reduction, the Fund's returns would have been lower.

---------------------
12

                                                           INDEX ALLOCATION FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            STAGECOACH INDEX   LEHMAN BROTHERS    IBC/DONOGHUE
             ALLOCATION FUND    U.S. TREASURY     MONEY MARKET    S&P 500
             CLASS A SHARES       BOND INDEX        AVERAGE        INDEX
Inception              $9,550           $10,000         $10,000    $10,000
04/29/88               $9,426            $9,825         $10,051    $10,111
05/31/88               $9,426            $9,677         $10,103    $10,198
06/30/88               $9,779           $10,084         $10,158    $10,666
07/29/88               $9,641            $9,885         $10,216    $10,626
08/31/88               $9,497            $9,927         $10,277    $10,265
09/30/88               $9,813           $10,294         $10,340    $10,702
10/31/88               $9,999           $10,607         $10,405    $11,000
11/30/88               $9,912           $10,370         $10,471    $10,843
12/30/88               $9,989           $10,503         $10,542    $11,033
01/31/89              $10,130           $10,725         $10,615    $11,841
02/28/89              $10,130           $10,502         $10,690    $11,546
03/31/89              $10,204           $10,614         $10,770    $11,815
04/28/89              $10,324           $10,884         $10,852    $12,428
05/31/89              $10,424           $11,284         $10,935    $12,931
06/30/89              $10,444           $11,929         $11,016    $12,858
07/31/89              $10,691           $12,211         $11,096    $14,019
08/31/89              $10,773           $11,885         $11,173    $14,293
09/29/89              $10,814           $11,920         $11,249    $14,235
10/31/89              $10,824           $12,400         $11,326    $13,904
11/30/89              $10,918           $12,513         $11,402    $14,188
12/31/89              $11,012           $12,490         $11,477    $14,528
01/31/90              $10,907           $12,041         $11,551    $13,553
02/28/90              $10,960           $12,006         $11,625    $13,728
03/31/90              $11,055           $11,957         $11,699    $14,091
04/30/90              $11,006           $11,671         $11,774    $13,740
05/31/90              $11,318           $12,212         $11,849    $15,080
06/30/90              $11,371           $12,493         $11,925    $14,978
07/31/90              $11,424           $12,612         $12,001    $14,930
08/31/90              $11,238           $12,080         $12,076    $13,580
09/30/90              $11,206           $12,220         $12,151    $12,919
10/31/90              $11,315           $12,500         $12,226    $12,864
11/30/90              $11,636           $13,021         $12,301    $13,696
12/31/90              $11,791           $13,279         $12,375    $14,077
01/31/91              $12,074           $13,436         $12,446    $14,690
02/28/91              $12,303           $13,495         $12,513    $15,741
03/31/91              $12,406           $13,549         $12,576    $16,122
04/30/91              $12,518           $13,721         $12,637    $16,160
05/31/91              $12,657           $13,708         $12,696    $16,858
06/30/91              $12,379           $13,607         $12,754    $16,085
07/31/91              $12,681           $13,810         $12,812    $16,835
08/31/91              $13,093           $14,286         $12,870    $17,234
09/30/91              $13,257           $14,736         $12,925    $16,946
10/31/91              $13,349           $14,768         $12,980    $17,173
11/30/91              $13,147           $14,851         $13,031    $16,481
12/31/91              $14,230           $15,736         $13,081    $18,366
01/31/92              $13,839           $15,242         $13,126    $18,024
02/29/92              $13,924           $15,332         $13,168    $18,258
03/31/92              $13,723           $15,163         $13,209    $17,903
04/30/92              $13,871           $15,148         $13,249    $18,428
05/31/92              $14,104           $15,569         $13,288    $18,519
06/30/92              $14,124           $15,795         $13,326    $18,243
07/31/92              $14,696           $16,452         $13,362    $18,988
08/31/92              $14,609           $16,566         $13,396    $18,599
09/30/92              $14,809           $16,828         $13,428    $18,818
10/31/92              $14,708           $16,474         $13,460    $18,883
11/30/92              $15,035           $16,537         $13,490    $19,526
12/31/92              $15,288           $16,990         $13,522    $19,766
01/31/93              $15,542           $17,474         $13,554    $19,931
02/28/93              $15,943           $18,058         $13,585    $20,202
03/31/93              $16,181           $18,103         $13,615    $20,629
04/30/93              $15,911           $18,242         $13,645    $20,130
05/31/93              $16,208           $18,302         $13,675    $20,669
06/30/93              $16,414           $19,077         $13,705    $20,729
07/31/93              $16,442           $19,384         $13,735    $20,646
08/31/93              $17,024           $20,163         $13,765    $21,429
09/30/93              $16,883           $20,234         $13,796    $21,265
10/31/93              $17,197           $20,379         $13,826    $21,705
11/30/93              $17,020           $19,858         $13,857    $21,498
12/31/93              $17,205           $19,921         $13,888    $21,758
01/31/94              $17,755           $20,399         $13,920    $22,498
02/28/94              $17,263           $19,563         $13,951    $21,887
03/31/94              $16,582           $18,704         $13,985    $20,933
04/30/94              $16,683           $18,483         $14,021    $21,201
05/31/94              $16,843           $18,361         $14,060    $21,549
06/30/94              $16,477           $18,187         $14,102    $21,021
07/31/94              $16,988           $18,803         $14,146    $21,711
08/31/94              $17,485           $18,664         $14,193    $22,601
09/30/94              $17,013           $18,076         $14,242    $22,049
10/31/94              $17,174           $18,013         $14,294    $22,544
11/30/94              $16,836           $18,119         $14,349    $21,723
12/31/94              $17,087           $18,398         $14,409    $22,045
01/31/95              $17,504           $18,870         $14,472    $22,616
02/28/95              $18,096           $19,405         $14,537    $23,497
03/31/95              $18,496           $19,573         $14,604    $24,189
04/28/95              $18,948           $19,922         $14,672    $24,901
05/31/95              $19,820           $21,450         $14,739    $25,894
06/30/95              $20,274           $21,700         $14,806    $26,495
07/31/95              $20,907           $21,354         $14,872    $27,374
08/31/95              $20,940           $21,827         $14,938    $27,442
09/29/95              $21,782           $22,229         $15,003    $28,600
10/31/95              $21,685           $22,851         $15,068    $28,497
11/30/95              $22,596           $23,422         $15,134    $29,747
12/29/95              $23,018           $24,045         $15,200    $30,320
01/31/96              $23,721           $24,045         $15,263    $31,351
02/29/96              $23,905           $22,884         $15,326    $31,643
03/31/96              $24,114           $22,428         $15,387    $31,946
04/30/96              $24,349           $22,054         $15,449    $32,416
05/31/96              $24,684           $21,939         $15,511    $33,249
06/30/96              $24,861           $22,406         $15,573    $33,375
07/31/96              $24,085           $22,415         $15,635    $31,900
08/31/96              $24,237           $22,135         $15,697    $32,573
09/30/96              $25,281           $22,746         $15,760    $34,404
10/31/96              $26,044           $23,640         $15,823    $35,353
11/30/96              $27,554           $24,429         $15,887    $38,023
12/31/96              $26,941           $23,831         $15,950    $37,270
01/31/97              $28,135           $23,662         $16,014    $39,599
02/28/97              $28,251           $23,672         $16,078    $39,908
03/31/97              $27,257           $23,066         $16,142    $38,268
04/30/97              $28,419           $23,622         $16,208    $40,552
05/31/97              $29,543           $23,886         $16,275    $43,022
06/30/97              $30,582           $24,347         $16,343    $44,954
07/31/97              $32,805           $25,777         $16,412    $48,528
08/31/97              $31,187           $25,060         $16,481    $45,810
09/30/97              $32,641           $25,749         $16,550    $48,320
10/31/97              $31,819           $26,625         $16,620    $46,707
11/30/97              $33,189           $26,971         $16,689    $48,869
12/31/97              $33,724           $27,429         $16,759    $49,710
01/31/98              $34,511           $27,986         $16,830    $50,256
02/28/98              $36,421           $27,785         $16,901    $53,880
03/31/98              $38,186           $27,843         $16,972    $56,639

THE RETURNS FOR OTHER CLASSES OF SHARES OF THE FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach Asset Allocation Fund Class A shares since inception of the predecessor fund, with the S&P 500 Index, the Lehman Brothers U.S. Treasury Bond Index, and the IBC/Donoghue Money Market Average. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of U.S. Treasury bonds with 10-year or longer maturities. The IBC/Donoghue Money Market Average is an average of 700 taxable money market funds. The Fund is a professionally managed mutual fund. The indexes presented here do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performances would have been lower.

                                                           ---------------------

U.S. GOVERNMENT ALLOCATION FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND FOR THE YEAR ENDED MARCH 31, 1998?

Class A shares of the Fund recorded a 9.36% total return for the period exclusive of sales charges. See the "Performance at a Glance" table for the total returns for the other share class.

WHAT WERE THE TOTAL RETURNS FOR THE AVAILABLE ASSET CLASSES?

The Fund allocates across three asset classes: long-term Treasury Bonds through the Lehman Brothers U.S. Treasury Bond Index, intermediate-term Treasury Bonds through the Lehman Brothers Treasury Note Index and cash as measured by the IBC/Donoghue Money Market Average. For the twelve-month period ended March 31, 1998, the returns for these unmanaged indexes were as follows:

Long Bonds               20.71%
Intermediate Bonds        9.38%
Cash                      4.89%

HOW DID ALLOCATIONS FOR THE TACTICAL MODEL SHIFT THROUGHOUT THE PERIOD?

The tactical model analyzes extensive financial data from numerous sources. The model recommends an asset mix on a daily basis. Changes to the mix are only made in 5% increments, however. This means that an adjustment is made only when the recommended mix is 5% greater or less than the current allocation. It is important to keep in mind that the model's recommendation and the actual mix of securities will generally differ for a number of reasons, including the uneven growth of the asset classes. For example, a recommended mix of 60% long bonds and 40% intermediate bonds may change to 59% bonds and 41% equities if equities grow faster than bonds. The allocation recommendations at the start of the period (April 1, 1997) showed 100% of the portfolio allocated to intermediate bonds. With four changes throughout the fiscal year, the model ended the period with a recommendation of 10% long bonds, 20% intermediate bonds and 70% cash.

WHY DOES THE MODEL RECOMMEND ALLOCATION SHIFTS?

The strategy is based on the premise that at times asset classes are overvalued or undervalued in comparison to each other and that undervalued investments over time offer the best risk-adjusted returns. For example, the model may indicate that an asset class that has been rising in value may now be overvalued. Or, as a given asset class increases in value, it assumes more risk, making a less risky alternative investment more attractive. The model examines a great deal of quantitative information and makes its recommendation according to the built-in risk tolerance.

---------------------
14

                                                 U.S. GOVERNMENT ALLOCATION FUND

WHAT IS THE FIXED-INCOME MARKET OVERVIEW?

For the 12-month period, the U.S. bond market benefited from the economic backdrop of robust growth, low unemployment, and low inflation. Long-term interest rates as of the end of the reporting period are at their lowest levels since 1977, when the U.S. began regular auctions of 30-year Treasury bonds. In addition, the yield curve has flattened out significantly, with the three-month Treasury bill rising to a yield of 5.34% and the 30-year Treasury bond declining to a yield of 5.92%. This spread is at its narrowest point since March of 1990. These lower long-term yields and a flatter curve meant that long-term bonds outperformed bonds of shorter maturities. While the two-year Treasury note returned 6.6%, the 30-year Treasury bond had a return of 15.3%.

The Federal Reserve Board adjusted monetary policy only once in 1997, raising the federal funds target rate 0.25% to 5.50% in March and keeping short-term rates steady. This action was seen as preemptive, meant to sustain the strongest growth rate possible while maintaining low inflation.

Declining inflation continues to be favorable for U.S. bonds. The Consumer Price Index increased only 1.8% during the period, the lowest growth rate since 1986. This seeming paradox of low inflation in the midst of strong economic growth and low unemployment can be partially attributed to higher productivity keeping unit labor costs under control and easing pressure on employers' profit margins. And while Gross Domestic Product growth has been robust, 1997 saw it trending down from 4.9% to 3.3% to 3.1% in the first three quarters. The federal budget deficit also has been reduced to 1974 levels due to higher tax receipts resulting from the strong economy. These factors have all come together to create the most favorable economic landscape in many years.

                                                           ---------------------

U.S. GOVERNMENT ALLOCATION FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                                 SINCE
                                                                                 3/31/87
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR     3 YEAR     10 YEAR    INCEPTION
---------------------------------------------------------------------------------------------
With Maximum 4.50% Sales Charge                 4.47%      5.40%      7.48%      7.43%
---------------------------------------------------------------------------------------------
Without Sales Charge                            9.36%      7.03%      7.98%      7.88%
---------------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                                 SINCE
                                                                                 3/31/87
AVERAGE ANNUAL TOTAL RETURNS                    1 YEAR     3 YEAR     5 YEAR     INCEPTION
---------------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales
Charge(1)                                       3.64%      5.39%      7.38%      7.28%
---------------------------------------------------------------------------------------------
Without Sales Charge                            8.64%      6.29%      7.38%      7.28%
---------------------------------------------------------------------------------------------
(1)Assumes 3/31/98 Redemption

Performance shown for the Class A shares of the Stagecoach U.S. Government Allocation Fund for periods prior to January 2, 1992, reflects performance of the shares of the Fixed Income Strategy Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor fund with the same investment objective and policies as the Stagecoach Fund. Performance shown or advertised for Class B shares of the Stagecoach Fund for periods between January 2, 1992, and January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund adjusted to reflect sales charges and expenses of the Class B shares; for periods prior to January 2, 1992, performance shown or advertised for Class B shares of the Stagecoach Fund, reflects performance of the predecessor portfolio with expenses adjusted to reflect Class B sales charges and expenses.

Average annual total returns represent the average annual change in value of an investment over the indicated periods assuming reinvestment of dividends and capital gains distributions at net asset value. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

Wells Fargo Bank has voluntarily waived portions of its fees for some or all classes of the Fund, which has reduced operating expenses for shareholders of such classes. Without this reduction, the Fund's returns would have been lower.

---------------------
16

                                                 U.S. GOVERNMENT ALLOCATION FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           STAGECOACH U.S. GOVERNMENT  LEHMAN BROTHERS U.S.   IBC/DONOGHUE   LEHMAN BROTHERS U.S.
                ALLOCATION FUND              TREASURY         MONEY MARKET      TREASURY NOTE
                 CLASS A SHARES             BOND INDEX          AVERAGE             INDEX
03/31/87                       $9,550               $10,000         $10,000               $10,000
04/30/87                       $9,588                $9,519         $10,046                $9,829
05/29/87                       $9,636                $9,407         $10,094                $9,809
06/30/87                       $9,674                $9,513         $10,145                $9,923
07/31/87                       $9,607                $9,346         $10,196                $9,944
08/31/87                       $9,540                $9,192         $10,247                $9,918
09/30/87                       $9,330                $8,790         $10,300                $9,795
10/30/87                       $9,731                $9,427         $10,356               $10,087
11/30/87                       $9,789                $9,430         $10,412               $10,146
12/31/87                       $9,884                $9,618         $10,469               $10,241
01/29/88                      $10,285               $10,202         $10,526               $10,493
02/29/88                      $10,324               $10,312         $10,580               $10,601
03/31/88                      $10,209               $10,000         $10,633               $10,554
04/29/88                      $10,113                $9,825         $10,687               $10,537
05/31/88                      $10,075                $9,677         $10,743               $10,486
06/30/88                      $10,285               $10,084         $10,802               $10,657
07/29/88                      $10,209                $9,885         $10,863               $10,625
08/31/88                      $10,228                $9,927         $10,927               $10,635
09/30/88                      $10,467               $10,294         $10,995               $10,819
10/31/88                      $10,610               $10,607         $11,064               $10,968
11/30/88                      $10,515               $10,369         $11,134               $10,873
12/30/88                      $10,553               $10,503         $11,209               $10,883
01/31/89                      $10,686               $10,725         $11,288               $10,991
02/28/89                      $10,591               $10,502         $11,367               $10,942
03/31/89                      $10,620               $10,614         $11,452               $10,998
04/28/89                      $10,839               $10,884         $11,539               $11,220
05/31/89                      $11,107               $11,284         $11,627               $11,434
06/30/89                      $11,470               $11,929         $11,714               $11,727
07/31/89                      $11,670               $12,211         $11,798               $11,970
08/31/89                      $11,498               $11,885         $11,880               $11,805
09/29/89                      $11,536               $11,920         $11,962               $11,859
10/31/89                      $11,813               $12,400         $12,043               $12,111
11/30/89                      $11,899               $12,513         $12,124               $12,228
12/31/89                      $11,928               $12,490         $12,204               $12,264
01/31/90                      $11,747               $12,041         $12,283               $12,184
02/28/90                      $11,785               $12,006         $12,361               $12,227
03/31/90                      $11,766               $11,957         $12,440               $12,240
04/30/90                      $11,651               $11,671         $12,519               $12,197
05/31/90                      $11,842               $12,212         $12,600               $12,458
06/30/90                      $11,928               $12,493         $12,680               $12,621
07/31/90                      $12,014               $12,612         $12,761               $12,797
08/31/90                      $12,014               $12,080         $12,840               $12,749
09/30/90                      $12,138               $12,220         $12,920               $12,863
10/31/90                      $12,262               $12,500         $13,000               $13,044
11/30/90                      $12,425               $13,021         $13,080               $13,239
12/31/90                      $12,549               $13,279         $13,159               $13,423
01/31/91                      $12,673               $13,435         $13,234               $13,561
02/28/91                      $12,721               $13,494         $13,305               $13,638
03/31/91                      $12,759               $13,548         $13,372               $13,712
04/30/91                      $12,883               $13,721         $13,438               $13,853
05/31/91                      $12,940               $13,708         $13,500               $13,929
06/30/91                      $12,912               $13,607         $13,562               $13,940
07/31/91                      $13,064               $13,809         $13,624               $14,092
08/31/91                      $13,399               $14,286         $13,684               $14,359
09/30/91                      $13,704               $14,736         $13,744               $14,604
10/31/91                      $13,828               $14,768         $13,801               $14,771
11/30/91                      $13,895               $14,851         $13,856               $14,944
12/31/91                      $14,717               $15,736         $13,909               $15,316
01/31/92                      $14,229               $15,242         $13,957               $15,162
02/29/92                      $14,259               $15,332         $14,002               $15,209
03/31/92                      $14,105               $15,163         $14,045               $15,147
04/30/92                      $14,091               $15,148         $14,088               $15,283
05/31/92                      $14,444               $15,569         $14,129               $15,511
06/30/92                      $14,602               $15,795         $14,169               $15,736
07/31/92                      $15,222               $16,452         $14,208               $16,043
08/31/92                      $15,275               $16,566         $14,244               $16,210
09/30/92                      $15,486               $16,827         $14,279               $16,438
10/31/92                      $15,160               $16,474         $14,312               $16,236
11/30/92                      $15,233               $16,537         $14,345               $16,166
12/31/92                      $15,634               $16,990         $14,379               $16,378
01/31/93                      $16,035               $17,474         $14,412               $16,686
02/28/93                      $16,594               $18,057         $14,445               $16,935
03/31/93                      $16,578               $18,103         $14,477               $16,996
04/30/93                      $16,692               $18,242         $14,509               $17,130
05/31/93                      $16,749               $18,302         $14,541               $17,080
06/30/93                      $17,457               $19,076         $14,572               $17,331
07/31/93                      $17,769               $19,384         $14,604               $17,364
08/31/93                      $18,507               $20,163         $14,637               $17,626
09/30/93                      $18,551               $20,233         $14,669               $17,699
10/31/93                      $18,745               $20,379         $14,702               $17,741
11/30/93                      $18,282               $19,857         $14,734               $17,652
12/31/93                      $18,364               $19,921         $14,768               $17,725
01/31/94                      $18,736               $20,399         $14,801               $17,900
02/28/94                      $18,019               $19,563         $14,835               $17,650
03/31/94                      $17,471               $18,704         $14,870               $17,394
04/30/94                      $17,225               $18,483         $14,908               $17,282
05/31/94                      $17,183               $18,361         $14,950               $17,295
06/30/94                      $17,123               $18,187         $14,995               $17,298
07/31/94                      $17,400               $18,803         $15,042               $17,523
08/31/94                      $17,437               $18,664         $15,092               $17,574
09/30/94                      $17,168               $18,076         $15,144               $17,430
10/31/94                      $17,132               $18,013         $15,199               $17,435
11/30/94                      $17,025               $18,119         $15,258               $17,355
12/31/94                      $17,081               $18,398         $15,322               $17,410
01/31/95                      $17,373               $18,870         $15,388               $17,692
02/28/95                      $17,811               $19,405         $15,458               $18,030
03/31/95                      $17,938               $19,573         $15,529               $18,130
04/28/95                      $18,150               $19,922         $15,600               $18,339
05/31/95                      $18,718               $21,450         $15,672               $18,856
06/30/95                      $18,840               $21,700         $15,744               $18,981
07/31/95                      $18,789               $21,353         $15,814               $18,990
08/31/95                      $18,948               $21,827         $15,883               $19,142
09/29/95                      $19,105               $22,229         $15,953               $19,270
10/31/95                      $19,296               $22,851         $16,022               $19,485
11/30/95                      $19,460               $23,422         $16,092               $19,723
12/29/95                      $19,628               $24,045         $16,162               $19,921
01/31/96                      $19,677               $24,045         $16,230               $20,092
02/29/96                      $19,484               $22,883         $16,296               $19,877
03/31/96                      $19,434               $22,428         $16,361               $19,779
04/30/96                      $19,327               $22,053         $16,427               $19,722
05/31/96                      $19,243               $21,939         $16,493               $19,712
06/30/96                      $19,452               $22,406         $16,559               $19,907
07/31/96                      $19,482               $22,415         $16,625               $19,967
08/31/96                      $19,472               $22,135         $16,691               $19,993
09/30/96                      $19,762               $22,746         $16,758               $20,249
10/31/96                      $20,202               $23,640         $16,825               $20,579
11/30/96                      $20,468               $24,429         $16,892               $20,826
12/31/96                      $20,311               $23,831         $16,960               $20,714
01/31/97                      $20,336               $23,661         $17,028               $20,790
02/28/97                      $20,359               $23,671         $17,096               $20,821
03/31/97                      $20,108               $23,065         $17,164               $20,698
04/30/97                      $20,395               $23,621         $17,235               $20,930
05/31/97                      $20,559               $23,885         $17,305               $21,094
06/30/97                      $20,782               $24,346         $17,378               $21,273
07/31/97                      $21,219               $25,775         $17,451               $21,671
08/31/97                      $21,098               $25,059         $17,524               $21,584
09/30/97                      $21,314               $25,748         $17,598               $21,819
10/31/97                      $21,557               $26,616         $17,672               $22,075
11/30/97                      $21,580               $26,970         $17,746               $22,125
12/31/97                      $21,725               $27,423         $17,821               $22,307
01/31/98                      $21,932               $27,980         $17,895               $22,606
02/28/98                      $21,937               $27,778         $17,971               $22,576
03/31/98                      $21,991               $27,836         $18,046               $22,644

THE RETURNS FOR CLASS B SHARES OF THE FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach U.S. Government Allocation Fund Class A shares since inception of the predecessor fund, with the Lehman Brothers U.S. Treasury Bond Index, the Lehman Brothers U.S. Treasury Note Index and the IBC/Donoghue Money Market Average. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of U.S. Treasury bonds with 10 year or longer maturities. The Lehman Brothers U.S. Treasury Note Index is an unmanaged index of U.S. Treasury notes with 2 to 10 year maturities. The IBC/Donoghue Money Market Average is an average of 700 taxable money market funds. The Fund is a professionally managed mutual fund. The indexes presented here do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performances would have been lower.

                                                           ---------------------

ASSET ALLOCATION FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 73.03%
     47,174  3Com Corp+                                                      $  2,113,736  $    1,695,316
    101,815  Abbott Laboratories                                                5,249,941       7,667,942
      9,156  Adobe Systems Inc                                                    404,399         413,737
     18,821  Advanced Micro Devices+                                              488,080         546,985
      3,781  Aeroquip-Vickers Inc                                                 156,692         218,589
     19,819  Aetna Inc                                                          1,864,719       1,653,648
     14,541  Ahmanson (H F) & Co                                                  594,973       1,126,928
     15,631  Air Products & Chemicals Inc                                       1,043,424       1,295,419
     67,247  Airtouch Communications Inc+                                       2,095,594       3,290,900
      7,425  Alberto-Culver Co Class B                                            167,377         225,998
     32,724  Albertson's Inc                                                    1,168,892       1,722,101
     30,177  Alcan Aluminium Ltd                                                  881,750         943,031
     24,369  Allegheny Teledyne Inc                                               551,143         677,763
      8,646  Allergan Inc                                                         265,625         328,548
        432  Allergan Specialty Therpeutics Inc+                                    3,780           5,238
     75,119  Allied Signal Inc                                                  2,312,576       3,154,998
     57,084  Allstate Corp                                                      3,422,710       5,248,160
     24,647  Alltel Corp                                                          816,268       1,076,766
     22,995  Aluminum Co of America                                             1,365,105       1,582,343
     11,293  ALZA Corp+                                                           311,149         506,068
     12,218  Amerada Hess Corp                                                    646,587         712,462
     18,280  Ameren Corp                                                          727,857         770,045
     25,244  American Electric Power Inc                                        1,057,885       1,268,511
     61,887  American Express Corp                                              3,656,318       5,682,000
     33,757  American General Corp                                              1,431,981       2,183,656
      9,741  American Greetings Corp Class A                                      321,296         448,086
     86,450  American Home Products Corp                                        5,209,737       8,245,169
     93,423  American International Group Inc                                   7,251,013      11,765,459
     36,264  American Stores Co                                                   668,816         942,864
    145,966  Ameritech Corp                                                     4,350,954       7,216,194
     35,011  Amgen Inc+                                                         1,638,837       2,131,295
     64,795  Amoco Corp                                                         4,927,224       5,596,668
     29,308  AMP Inc                                                            1,188,178       1,284,057
     12,142  AMR Corp+                                                          1,164,121       1,738,583

------------------------
18

                                                           ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      7,999  Anadarko Petroleum Corp                                         $    532,385  $      551,931
     11,922  Andrew Corp+                                                         248,520         236,205
     65,191  Anheuser-Busch Inc                                                 2,349,013       3,019,158
     22,319  Aon Corp                                                           1,024,493       1,445,155
     12,677  Apache Corp                                                          459,046         465,880
     17,658  Apple Computer Inc+                                                  442,692         485,595
     48,704  Applied Materials Inc+                                             1,245,088       1,719,860
     76,038  Archer-Daniels-Midland Co                                          1,456,471       1,668,084
     14,455  Armco Inc+                                                            83,911          84,923
      5,364  Armstrong World Industries Inc                                       336,732         464,321
      5,621  ASARCO Inc                                                           152,355         150,010
     10,006  Ashland Inc                                                          433,454         566,590
    216,295  AT & T Corp                                                        9,417,161      14,194,359
     42,679  Atlantic Richfield Corp                                            2,808,739       3,355,636
      6,412  Autodesk Inc                                                         232,572         276,518
     39,764  Automatic Data Processing                                          1,741,760       2,706,437
     20,264  AutoZone Inc+                                                        566,752         686,443
     13,609  Avery Dennison Corp                                                  425,421         726,380
     17,609  Avon Products Inc                                                    894,184       1,373,502
     22,588  Baker Hughes Inc                                                     758,762         909,167
      4,001  Ball Corp                                                            126,409         131,033
     19,587  Baltimore Gas & Electric Co                                          526,052         640,250
     85,957  Banc One Corp                                                      3,430,723       5,436,780
     50,142  Bank of New York Inc                                               1,798,853       3,149,544
     92,282  BankAmerica Corp                                                   4,572,186       7,624,800
     19,318  BankBoston Corp                                                    1,280,618       2,129,810
     13,096  Bankers Trust N Y Corp                                             1,209,939       1,575,613
      7,553  Bard (C R) Inc                                                       228,879         277,573
     49,571  Barrick Gold Corp                                                  1,168,001       1,071,973
     30,487  Battle Mountain Gold Co                                              220,614         194,355
      7,341  Bausch & Lomb Inc                                                    310,002         335,392
     37,248  Baxter International Inc                                           1,591,363       2,053,296
     29,320  Bay Networks Inc+                                                  1,108,896         795,305
     18,960  BB&T Corp                                                          1,222,735       1,283,355
     16,251  Becton Dickinson & Co                                                661,757       1,106,084
    103,396  Bell Atlantic Corp                                                 7,201,640      10,598,090
    132,030  BellSouth Corp                                                     5,548,746       8,920,277

                                                           ---------------------

ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      7,020  Bemis Co Inc                                                    $    245,829  $      316,778
      7,077  Beneficial Corp                                                      421,170         879,760
     19,139  Bestfoods                                                          1,433,247       2,236,871
     14,934  Bethlehem Steel Corp+                                                213,965         202,542
     14,798  Biomet Inc+                                                          283,818         443,940
     12,643  Black & Decker Corp                                                  437,297         670,869
     14,006  Block (H & R) Inc                                                    568,169         666,160
    133,119  Boeing Co                                                          5,342,220       6,938,828
      7,468  Boise Cascade Corp                                                   265,840         269,315
     25,950  Boston Scientific Corp+                                            1,238,252       1,751,625
      3,277  Briggs & Stratton Corp                                               148,498         150,128
    132,414  Bristol-Myers Squibb Co                                            8,349,687      13,812,435
      9,168  Brown-Forman Corp Class B                                            383,154         504,240
     25,774  Browning-Ferris Industries Inc                                       874,341         840,877
     13,220  Brunswick Corp                                                       346,076         461,048
     20,790  Burlington Northern Santa Fe                                       1,667,866       2,162,160
     23,482  Burlington Resources Inc                                             955,984       1,125,668
     21,014  Cabletron Systems Inc+                                               586,297         306,016
     60,922  Campbell Soup Co                                                   2,318,000       3,457,324
     14,556  Cardinal Health Inc                                                  924,357       1,283,657
     20,029  Carolina Power & Light Co                                            677,511         906,312
     10,012  Case Corp                                                            542,026         682,068
     49,591  Caterpillar Inc                                                    2,018,203       2,730,604
     94,686  CBS Corp+                                                          2,207,470       3,213,406
    107,812  Cendant Corp+                                                      2,937,414       4,272,051
      7,868  Centex Corp                                                          174,490         299,968
     28,168  Central & South West Corp                                            718,339         753,494
     10,516  Ceridian Corp+                                                       433,004         567,207
     12,782  Champion International Corp                                          605,550         694,222
     14,070  Charming Shoppes Inc+                                                 95,626          66,833
     56,086  Chase Manhattan Bank                                               4,527,061       7,564,599
     87,398  Chevron Corp                                                       5,575,695       7,019,152
     86,252  Chrysler Corp                                                      2,584,665       3,584,849
     22,687  Chubb Corp                                                         1,289,788       1,778,094
      9,818  CIGNA Corp                                                         1,315,412       2,012,690
      7,273  Cincinnati Financial Corp                                          1,014,541         910,943
      5,336  Cincinnati Milacron Inc                                              129,970         170,085

------------------------
20

                                                           ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     20,951  Cinergy Corp                                                    $    640,896  $      775,187
     13,152  Circuit City Stores Inc                                              403,687         562,248
    135,443  Cisco Systems Inc+                                                 5,348,756       9,260,915
     60,851  Citicorp                                                           5,933,278       8,640,842
     13,098  Clear Channel Communications Inc+                                    893,609       1,283,604
     13,802  Clorox Co                                                            733,950       1,182,659
     14,097  Coastal Corp                                                         634,238         918,067
    329,301  Coca-Cola Co                                                      15,828,828      25,500,246
     21,564  Cognizant Corp                                                       797,560       1,237,235
     39,376  Colgate-Palmolive Co                                               2,068,008       3,410,946
      7,416  Columbia Gas System Inc                                              386,515         576,594
     86,143  Columbia HCA Healthcare Corp                                       2,753,098       2,778,112
     46,475  Comcast Corp Class A                                               1,051,720       1,641,148
     14,028  Comerica Inc                                                         829,874       1,484,338
    201,588  Compaq Computer Corp                                               3,797,350       5,216,090
     72,807  Computer Associates International Inc                              2,475,387       4,204,604
     20,832  Computer Sciences Corp+                                              748,573       1,145,760
     63,300  ConAgra Inc                                                        1,656,247       2,033,513
     25,094  Conseco Inc                                                        1,005,677       1,420,948
     31,260  Consolidated Edison Inc                                            1,030,655       1,461,405
     12,687  Consolidated Natural Gas Co                                          629,571         731,881
     14,307  Consolidated Stores Corp+                                            623,305         614,307
     16,088  Cooper Industries Inc                                                753,237         956,231
     10,427  Cooper Tire & Rubber Co                                              258,187         247,641
      4,919  Coors (Adolph) Co Class B                                            123,316         172,165
     26,289  CoreStates Financial Corp                                          1,456,469       2,359,438
     30,709  Corning Inc                                                        1,150,160       1,358,873
     28,514  Costco Companies Inc+                                                795,965       1,525,499
     14,403  Countrywide Credit Industries Inc                                    504,530         766,060
      6,075  Crane Co                                                             198,343         321,975
     17,042  Crown Cork & Seal Co                                                 822,429         911,747
     29,013  CSX Corp                                                           1,416,991       1,726,274
      5,047  Cummins Engine Co Inc                                                272,558         278,216
     22,898  CVS Corp                                                           1,110,415       1,728,799
     12,276  Cyprus Amax Minerals                                                 294,502         204,089
     13,927  Dana Corp                                                            514,626         810,377
     20,261  Darden Restaurants Inc                                               224,372         315,312

                                                           ---------------------

ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      6,318  Data General Corp+                                              $    116,935  $      111,750
     29,078  Dayton-Hudson Corp                                                 1,265,972       2,558,864
     33,558  Deere & Co                                                         1,443,529       2,078,499
     86,928  Dell Computer Corp+                                                2,149,817       5,889,372
      9,971  Delta Air Lines Inc                                                  901,311       1,179,071
     10,799  Deluxe Corp                                                          354,704         355,692
     19,467  Digital Equipment Corp +                                             859,731       1,018,367
     14,875  Dillards Inc Class A                                                 500,017         549,445
     89,871  Disney (Walt) Co                                                   6,835,929       9,593,729
     25,698  Dominion Resources Inc                                             1,032,934       1,079,316
     19,377  Donnelley (R R) & Sons Co                                            693,556         795,668
     29,550  Dover Corp                                                           764,009       1,122,900
     30,179  Dow Chemical Co                                                    2,454,143       2,934,908
     12,852  Dow Jones & Co Inc                                                   552,467         680,353
     23,323  Dresser Industries Inc                                               736,044       1,120,962
     15,664  DSC Communications Corp +                                            444,443         284,889
     19,245  DTE Energy Co                                                        597,754         756,569
     47,885  Duke Power Co                                                      2,023,113       2,852,150
     22,589  Dun & Bradstreet Corp                                                574,116         772,261
    150,654  DuPont (E I) de Nemours                                            7,069,825      10,244,472
      2,653  Eastern Enterprises                                                   89,086         114,079
     10,433  Eastman Chemical Co                                                  601,915         703,575
     43,221  Eastman Kodak Co                                                   2,705,777       2,803,962
     10,274  Eaton Corp                                                           756,789         977,956
      8,335  Echlin Inc                                                           288,130         437,067
     17,130  Ecolab Inc                                                           323,717         496,770
     50,733  Edison International                                               1,098,329       1,490,282
      6,140  EG & G Inc                                                           117,327         178,444
     65,951  EMC Corp+                                                          1,248,204       2,493,772
     59,019  Emerson Electric Co                                                2,716,324       3,847,301
     19,170  Engelhard Corp                                                       372,863         364,230
     41,365  Enron Corp                                                         1,563,868       1,918,302
     32,367  Entergy Corp                                                         917,253         962,918
     19,990  Equifax Inc                                                          638,476         729,635
    328,289  Exxon Corp                                                        16,077,819      22,200,544
     19,492  FDX Corp                                                           1,015,412       1,386,369
     92,527  Federal Home Loan Mortgage Corp                                    2,559,842       4,389,250

------------------------
22

                                                           ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
    141,214  Federal National Mortgage Association                           $  5,345,232  $    8,931,786
     27,876  Federated Department Stores Inc+                                     968,190       1,444,325
     20,722  Fifth Third Bancorp                                                1,118,154       1,771,731
     38,774  First Chicago NBD Corp                                             2,050,119       3,416,959
     56,877  First Data Corp                                                    1,917,333       1,848,503
     86,072  First Union Corp                                                   3,359,680       4,884,586
     30,639  First Energy Corp                                                    743,883         944,064
     36,275  Fleet Financial Group Inc                                          1,961,967       3,085,642
      4,759  Fleetwood Enterprises Inc                                            135,413         221,591
     11,164  Fluor Corp                                                           552,828         555,409
      4,866  FMC Corp+                                                            326,713         381,981
    159,772  Ford Motor Co                                                      5,916,779      10,355,223
     27,827  Fort James Corp                                                    1,035,153       1,274,824
     22,783  Fortune Brands Inc                                                   733,602         908,472
      5,374  Foster Wheeler Corp                                                  204,310         164,243
     24,169  FPL Group Inc                                                      1,102,571       1,552,858
     26,094  Freeport McMoRan Copper & Gold Inc Class B                           675,872         520,249
     21,768  Frontier Corp                                                        499,387         708,821
      9,949  Fruit of the Loom Inc Class A+                                       271,374         304,688
     37,757  Gannett Co Inc                                                     1,586,569       2,713,784
     52,632  Gap Inc                                                            1,213,185       2,368,440
      8,331  General Dynamics Corp                                                557,099         717,507
    435,725  General Electric Co                                               22,178,551      37,554,048
     19,513  General Instrument Corp +                                            337,842         408,553
     21,083  General Mills Inc                                                  1,283,531       1,602,308
     94,131  General Motors Corp                                                4,962,995       6,347,959
     10,429  General Re Corp                                                    1,774,742       2,300,898
      6,685  General Signal Corp                                                  264,028         312,524
     23,727  Genuine Parts Co                                                     716,961         904,592
     12,371  Georgia-Pacific Corp                                                 715,711         801,022
      7,945  Giant Food Inc Class A                                               236,189         306,876
     74,610  Gillette Co                                                        5,639,880       8,855,274
      7,542  Golden West Financial                                                484,092         722,618
      9,516  Goodrich (B F) Co                                                    352,465         485,911
     20,837  Goodyear Tire & Rubber Co                                          1,104,063       1,578,403
     16,834  GPU Inc                                                              577,113         744,905
      9,894  Grace W.R. & Co                                                      600,816         828,004

                                                           ---------------------

ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      6,651  Grainger (W W) Inc                                              $    524,214  $      683,806
      5,070  Great Atlantic & Pacific Tea Co                                      133,554         153,368
      7,916  Great Lakes Chemical Corp                                            475,788         427,464
     18,086  Green Tree Financial Corp                                            630,725         514,321
    127,449  GTE Corp                                                           5,420,716       7,631,009
     20,033  Guidant Corp                                                         826,608       1,469,921
     34,878  Halliburton Co                                                     1,262,909       1,750,440
      9,414  Harcourt General Inc                                                 423,086         521,300
      4,121  Harland (John H) Co                                                   92,579          64,133
      6,559  Harnischfeger Industries Inc                                         230,363         224,236
     13,635  Harrah's Entertainment Inc+                                          348,565         334,910
     10,658  Harris Corp                                                          377,874         555,548
     15,755  Hartford Financial Services Group                                  1,051,730       1,709,418
     16,834  Hasbro Inc                                                           454,726         594,451
     28,147  HBO & Co                                                           1,304,706       1,699,375
     52,374  Healthsouth Corp+                                                  1,250,282       1,469,745
     48,885  Heinz (H J) Co                                                     1,889,526       2,853,662
      6,612  Helmerich & Payne Inc                                                160,565         206,625
     13,185  Hercules Inc                                                         636,827         651,009
     19,034  Hershey Foods Corp                                                   842,841       1,363,310
    138,501  Hewlett Packard Co                                                 6,623,503       8,777,501
     33,328  Hilton Hotels Corp                                                   777,391       1,062,330
     97,444  Home Depot Inc                                                     4,028,769       6,571,380
     19,357  Homestake Mining Co                                                  307,847         210,507
     16,898  Honeywell Inc                                                        957,839       1,397,253
     14,291  Household International Inc                                        1,250,592       1,968,585
     37,879  Houston Industries Inc                                               844,521       1,089,021
     21,705  Humana Inc+                                                          553,209         538,555
     25,441  Huntington Bancshares Inc                                            884,012         927,006
     17,902  IKON Office Solutions                                                546,471         618,738
     33,212  Illinois Tool Works Inc                                            1,311,973       2,150,477
     22,181  Inco Ltd                                                             600,747         414,507
     22,068  Ingersoll-Rand Co                                                    728,353       1,057,885
      6,588  Inland Steel Industries Inc                                          169,435         181,994
    217,834  Intel Corp                                                        11,220,470      17,004,667
    129,438  International Business Machines Corp                               9,503,832      13,445,372
     14,482  International Flavors & Fragrances                                   689,572         682,464

------------------------
24

                                                           ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     40,221  International Paper Co                                          $  1,773,984  $    1,882,846
     16,736  Interpublic Group Cos Inc                                            597,612       1,039,724
     15,742  ITT Industries Inc                                                   396,702         599,180
      9,478  Jefferson-Pilot Corp                                                 551,798         842,950
    179,097  Johnson & Johnson                                                  8,809,747      13,130,049
     11,145  Johnson Controls Inc                                                 416,440         676,362
      5,146  Jostens Inc                                                          115,611         123,504
     64,788  K Mart Corp                                                          878,668       1,081,150
      5,175  Kaufman & Broad Home Corp                                             96,170         168,511
     54,727  Kellogg Co                                                         2,122,227       2,360,102
      6,393  Kerr-McGee Corp                                                      375,721         444,713
     58,414  KeyCorp                                                            1,423,541       2,208,779
     73,937  Kimberly-Clark Corp                                                3,042,501       3,706,092
      9,738  King World Productions+                                              212,240         284,837
     11,196  KLA Instruments Corp +                                               718,472         428,247
     11,474  Knight-Ridder Inc                                                    468,670         641,110
     33,908  Kroger Co+                                                           809,581       1,566,126
     43,663  Laidlaw Inc                                                          525,591         693,150
     13,530  Lehman Brothers Holdings                                             695,947       1,013,059
    147,680  Lilly (Eli) & Co                                                   6,243,518       8,805,420
     36,157  Limited Inc                                                          744,572       1,037,254
     13,570  Lincoln National Corp                                                781,678       1,151,754
      8,836  Liz Claiborne Inc                                                    318,624         440,696
     25,848  Lockheed Martin Corp                                               2,084,274       2,907,900
     15,321  Loews Corp                                                         1,296,540       1,597,214
      5,142  Longs Drug Stores Corp                                               117,590         156,510
     14,548  Louisiana-Pacific Corp                                               391,685         338,241
     23,252  Lowe's Co Inc                                                        886,040       1,632,000
     18,790  LSI Logic Corp+                                                      574,136         474,448
     86,613  Lucent Technologies Inc                                            5,615,819      11,075,637
      9,644  Mallinckrodt Inc                                                     355,922         380,938
      8,438  Manor Care Inc                                                       232,514         312,206
     16,961  Marriott International Inc                                           217,374         630,737
     16,961  Marriott International Inc Class A                                   210,852         607,416
     22,609  Marsh & McLennan Companies Inc                                     1,358,512       1,974,048
     21,997  Masco Corp                                                           844,065       1,308,822
     38,716  Mattel Inc                                                         1,116,242       1,534,122

                                                           ---------------------

ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     30,787  May Department Stores Co                                        $  1,372,558  $    1,954,975
     12,838  Maytag Corp                                                          321,361         613,817
     13,065  MBIA Inc                                                             761,554       1,012,538
     66,726  MBNA Corp                                                          1,233,791       2,389,625
      7,467  McDermott International Inc                                          215,282         308,480
     91,649  McDonald's Corp                                                    3,982,089       5,498,940
     13,220  McGraw-Hill Inc                                                      696,817       1,005,546
     92,713  MCI Communications                                                 3,013,191       4,589,294
     13,908  Mead Corp                                                            402,317         498,080
     62,403  Medtronic Inc                                                      2,114,770       3,237,156
     33,858  Mellon Bank Corp                                                   1,304,971       2,149,983
     17,499  Mercantile Bancorporation                                            988,725         959,164
      4,913  Mercantile Stores Co Inc                                             254,704         330,092
    159,499  Merck & Co Inc                                                    12,106,000      20,475,684
      7,067  Meredith Corp                                                        170,081         297,697
     44,364  Merrill Lynch & Co Inc                                             2,053,623       3,682,212
     15,192  MGIC Investment Corp                                                 677,571         997,925
     28,109  Micron Technology Inc +                                              916,747         816,918
    324,126  Microsoft Corp+                                                   14,407,827      29,009,277
      5,719  Millipore Corp                                                       202,249         198,735
     54,399  Minnesota Mining & Manufacturing Co                                4,106,349       4,960,509
     23,862  Mirage Resorts Inc +                                                 624,080         580,145
    104,466  Mobil Corp                                                         6,253,443       8,004,707
     78,948  Monsanto Co                                                        2,415,898       4,105,296
     11,804  Moore Corp Ltd                                                       219,296         196,242
     23,670  Morgan (J P) & Co Inc                                              2,177,591       3,179,177
     78,867  Morgan St Dean Witter Discover                                     3,128,839       5,747,433
     17,345  Mortan International Inc                                             505,575         569,133
     79,500  Motorola Inc                                                       4,793,255       4,819,688
      1,111  NACCO Industries Inc Class A                                          78,506         148,874
      8,832  Nalco Chemical Co                                                    323,440         358,248
     28,068  National City Corp                                                 1,347,207       2,057,735
     21,700  National Semiconductor +                                             541,428         454,344
      5,871  National Service Industries Inc                                      223,785         345,288
    125,686  NationsBank Corp                                                   5,742,713       9,167,223
     10,027  Navistar International +                                             200,043         350,945
     12,735  New York Times Co Class A                                            530,758         891,450

------------------------
26

                                                           ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     21,149  Newell Co                                                       $    683,959  $    1,024,405
     20,726  Newmont Mining Corp                                                  793,939         633,438
     19,158  Niagara Mohawk Power Corp+                                           251,069         249,054
      6,488  NICOR Inc                                                            210,098         274,118
     38,668  Nike Inc Class B                                                   1,426,543       1,711,059
     10,272  Nordstrom Inc                                                        485,438         655,482
     50,165  Norfolk Southern Corp                                              1,446,942       1,874,917
      9,881  Northern States Power Co                                             484,193         582,979
     69,310  Northern Telecom Ltd                                               2,339,134       4,479,159
     14,912  Northern Trust Corp                                                1,032,651       1,114,672
      8,867  Northrop Grumman Corp                                                763,864         952,648
    100,550  Norwest Corp                                                       2,466,422       4,179,109
     46,304  Novell Inc+                                                          594,461         496,321
     11,696  Nucor Corp                                                           630,053         636,701
     45,047  Occidental Petroleum Corp                                          1,066,739       1,320,440
     21,498  Omnicom Group                                                        846,604       1,011,750
      4,140  ONEOK Inc                                                            117,205         168,705
    130,968  Oracle Systems Corp+                                               3,132,688       4,133,678
     13,971  Oryx Energy Co+                                                      271,792         363,246
      7,043  Owens Corning Fiberglass Corp                                        272,622         253,108
     18,706  Owens-Illinois Inc+                                                  672,497         809,035
     10,321  PACCAR Inc                                                           379,975         614,745
     11,071  Pacific Enterprises                                                  330,908         451,835
     39,476  PacifiCorp                                                           841,518         972,097
     16,816  Pall Corp                                                            376,801         361,544
     34,152  Parametric Technology Corp+                                          754,075       1,137,689
     14,867  Parker Hannifin Corp                                                 468,890         761,934
     29,549  PECO Energy Co                                                       736,305         653,772
     33,321  Penney (J C) Co Inc                                                1,772,196       2,521,983
      6,319  Pennzoil Co                                                          374,987         408,365
      4,628  Peoples Energy Corp                                                  152,973         168,344
      8,414  Pep Boys-Manny Moe & Jack                                            244,141         195,100
    201,940  Pepsico Inc                                                        5,874,886       8,620,314
      6,442  Perkin-Elmer Corp                                                    360,933         465,837
    172,142  Pfizer Inc                                                         8,176,829      17,160,406
     58,335  PG&E Corp                                                          1,636,278       1,925,055
     67,597  Pharmacia and Upjohn Inc                                           2,451,999       2,957,369

                                                           ---------------------

ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      7,894  Phelps Dodge Corp                                               $    528,535  $      509,656
    322,703  Philip Morris Co Inc                                              11,101,258      13,452,681
     35,008  Phillips Petroleum Co                                              1,391,516       1,748,212
      8,803  Pioneer Hi Bred International Inc                                    608,460         858,843
     38,544  Pitney Bowes Inc                                                   1,197,316       1,934,427
     32,950  Placer Dome Inc                                                      653,479         434,528
     40,580  PNC Bank Corp                                                      1,634,672       2,432,264
      5,993  Polaroid Corp                                                        260,789         263,692
      3,823  Potlatch Corp                                                        171,296         164,628
     22,111  PP & L Resources Inc                                                 526,887         522,372
     23,664  PPG Industries Inc                                                 1,176,248       1,607,673
     21,015  Praxair Inc                                                          821,701       1,080,959
    178,767  Procter & Gamble Co                                               10,091,671      15,083,466
      9,616  Progressive Corp Ohio                                              1,053,847       1,295,155
     12,616  Providian Financial Corp                                             324,563         724,632
     30,789  Public Services Enterprise Group                                     892,329       1,166,133
      2,818  Pulte Corp                                                            94,772         131,037
     18,419  Quaker Oats Co                                                       761,635       1,054,488
     14,225  Ralston-Purina Group                                               1,015,455       1,507,850
     11,577  Raychem Corp                                                         390,860         481,169
     45,134  Raytheon Co Class B                                                2,170,541       2,634,697
      7,477  Reebok International Ltd                                             262,044         228,049
      7,286  Republic New York Corp                                               619,136         971,770
      9,859  Reynolds Metals Co                                                   581,331         605,712
     34,422  Rite Aid Corp                                                        786,659       1,178,954
     26,754  Rockwell International Corp                                        1,225,996       1,535,011
      8,116  Rohm & Haas Co                                                       605,533         838,484
     11,523  Rowan Co Inc+                                                        233,721         334,167
    285,460  Royal Dutch Petroleum Co                                          11,996,396      16,217,696
     19,896  Rubbermaid Inc                                                       589,393         567,036
      4,827  Russell Corp                                                         137,507         129,424
     10,118  Ryder System Inc                                                     298,024         384,484
     18,743  SAFECO Corp                                                          752,748       1,024,422
      7,748  Safety-Kleen Corp                                                    146,857         219,850
     62,921  Sara Lee Corp                                                      2,507,720       3,877,507
    244,038  SBC Communication Inc                                              6,778,079      10,646,158
     97,483  Schering-Plough Corp                                               3,837,741       7,963,143

------------------------
28

                                                           ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     66,291  Schlumberger Ltd                                                $  3,652,035  $    5,021,543
     35,303  Schwab (Charles) Corp                                              1,077,376       1,341,514
     10,446  Scientific-Atlanta Inc                                               197,357         204,350
     32,493  Seagate Technology Inc+                                              976,341         820,448
     47,583  Seagram Co Ltd                                                     1,634,808       1,817,076
     52,219  Sears Roebuck & Co                                                 2,133,149       2,999,329
     33,558  Service Corp International                                           919,168       1,424,118
      3,377  Shared Medical System Corp                                           168,075         264,672
     22,981  Sherwin Williams Co                                                  556,832         815,826
     13,293  Sigma-Aldrich Corp                                                   379,638         495,164
     24,846  Silicon Graphics Inc+                                                591,824         346,291
      8,120  Snap-On Inc                                                          281,393         370,482
     14,589  Sonat Inc                                                            591,985         634,622
     91,800  Southern Co                                                        2,093,607       2,541,713
     29,355  Southwest Airlines Co                                                561,159         867,807
      2,677  Springs Industries Inc Class A                                       118,694         147,068
     57,268  Sprint Corp                                                        2,574,996       3,876,328
     12,212  St Jude Medical Inc+                                                 401,777         408,339
     11,144  St Paul Co Inc                                                       738,403         993,209
     11,855  Stanley Works                                                        394,592         660,916
     21,410  State Street Corp                                                  1,122,482       1,457,218
     13,141  Stone Container Corp                                                 203,271         164,263
     23,381  Summit Bancorp                                                     1,168,717       1,170,511
      9,545  Sun Co Inc                                                           311,790         390,152
     50,299  Sun Microsystems Inc+                                              1,336,325       2,098,411
     25,916  Sunamerica Inc                                                       989,882       1,240,729
     28,108  SunTrust Banks Inc                                                 1,333,240       2,118,641
      7,965  Supervalu Inc                                                        275,739         371,368
     23,311  Synovus Financial Corp                                               753,927         865,421
     45,762  Sysco Corp                                                           789,600       1,172,651
     13,891  Tandy Corp                                                           390,638         652,877
      6,757  Tektronix Inc                                                        226,500         301,531
     67,513  Tele-Communication Inc Class A+                                    1,341,626       2,099,232
     24,141  Tellabs Inc+                                                         944,558       1,620,465
      7,507  Temple-Inland Inc                                                    398,672         466,372
     40,770  Tenet Healthcare Corp+                                             1,079,366       1,480,461
     22,607  Tenneco                                                              996,916         965,036

                                                           ---------------------

ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     72,931  Texaco Inc                                                      $  3,373,116  $    4,394,093
     51,926  Texas Instruments Inc                                              1,895,427       2,810,495
     32,738  Texas Utilities Co                                                 1,272,778       1,287,013
     21,882  Textron Inc                                                        1,041,165       1,684,914
     20,090  Thermo Electron Corp+                                                784,137         811,134
      7,355  Thomas & Betts Corp                                                  333,744         470,720
     77,004  Time Warner Inc                                                    3,784,892       5,544,288
     11,728  Times Mirror Co Class A                                              516,779         743,262
      8,317  Timken Co                                                            221,160         281,219
     21,755  TJX Companies Inc                                                    468,873         984,414
     18,637  Torchmark Corp                                                       587,377         853,808
     37,956  Toys R Us Inc+                                                     1,273,225       1,141,052
      8,324  Transamerica Corp                                                    684,908         969,746
    152,710  Travelers Group Inc                                                5,008,128       9,162,600
     16,375  Tribune Co                                                           694,053       1,154,438
     20,163  Tricon Global Restaurants+                                           491,853         606,150
     16,370  TRW Inc                                                              774,830         902,396
      8,099  Tupperware Corp                                                      259,081         215,636
     76,184  Tyco International Ltd+                                            3,028,308       4,161,551
     32,640  U.S. Bancorp                                                       2,455,360       4,071,840
     64,324  U.S. West Inc+                                                     2,234,810       3,521,739
     80,837  U.S. West Media Group+                                             1,799,290       2,809,086
     28,745  Unicom Corp                                                          791,137       1,006,075
     85,217  Unilever NV                                                        3,805,073       5,848,017
      9,283  Union Camp Corp                                                      488,323         554,659
     16,350  Union Carbide Corp                                                   667,898         819,544
     32,887  Union Pacific Corp                                                 1,799,045       1,847,838
     33,748  Union Pacific Resources Group Inc                                    852,916         805,734
     33,129  Unisys Corp+                                                         452,313         629,451
     25,068  United Healthcare Corp                                             1,291,664       1,623,153
     10,002  United States Surgical                                               283,175         330,066
     31,041  United Technologies Corp                                           1,819,139       2,865,472
     32,823  Unocal Corp                                                        1,131,680       1,269,840
     18,452  UNUM Corp                                                            694,302       1,018,320
     12,137  USAir Group Inc+                                                     414,442         899,655
     14,929  USF & G Corp                                                         287,755         372,292
     24,503  UST Inc                                                              764,042         790,222

------------------------
30

                                                           ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     38,410  USX - Marathon Group                                            $    979,862  $    1,445,176
     11,411  USX - US Steel Group                                                 395,272         430,765
     16,463  VF Corp                                                              567,627         865,336
     47,055  Viacom Inc Class B+                                                1,816,771       2,529,206
      6,092  Vlasic Foods International Inc+                                      105,850         155,732
     27,375  Wachovia Corp                                                      1,688,792       2,321,742
    298,962  Wal Mart Stores Inc                                                9,142,446      15,191,007
     65,919  Walgreen Co                                                        1,413,034       2,319,525
     36,218  Warner Lambert Co                                                  3,195,475       6,168,378
     34,263  Washington Mutual Inc                                              1,874,401       2,457,300
     60,497  Waste Management Inc                                               1,733,934       1,864,064
     11,501  Wells Fargo & Co                                                   2,696,632       3,809,706
     17,482  Wendy's International Inc                                            364,857         390,067
      7,210  Western Atlas Inc+                                                   370,351         557,874
     13,600  Westvaco Corp                                                        403,517         418,200
     26,554  Weyerhaeuser Co                                                    1,261,185       1,500,301
      9,969  Whirlpool Corp                                                       570,188         683,500
     14,725  Willamette Industries Inc                                            495,162         553,108
     56,449  Williams Co Inc                                                    1,238,163       1,806,368
     19,864  Winn-Dixie Stores Inc                                                694,004         921,193
     17,839  Woolworth Corp+                                                      362,045         445,975
    134,911  WorldCom Inc+                                                      3,982,285       5,809,605
     12,858  Worthington Industries Inc                                           252,145         233,051
     15,457  Wrigley (Wm) Jr Co                                                   951,675       1,263,610
     43,356  Xerox Corp                                                         2,529,697       4,614,678
                                                                             ------------  --------------
             TOTAL COMMON STOCKS                                             $790,952,929  $1,148,557,765

                                                           ---------------------

ASSET ALLOCATION FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 27.04%
             U.S. TREASURY BILLS - 0.46%
$   305,000  U.S. Treasury Bills                                   5.16%(F)     04/30/98   $      303,713
    925,000  U.S. Treasury Bills                                   5.32(F)      04/02/98          924,749
    348,000  U.S. Treasury Bills                                   5.32(F)      04/16/98          347,226
  5,705,000  U.S. Treasury Bills                                   5.32(F)      04/23/98        5,685,644
                                                                                           --------------
                                                                                           $    7,261,332

             U.S. TREASURY BONDS - 26.58%
$13,775,000  U.S. Treasury Bonds                                   6.00%        02/15/26   $   13,749,172
 17,200,000  U.S. Treasury Bonds                                   6.13         11/15/27       17,628,968
 25,675,000  U.S. Treasury Bonds                                   6.25         08/15/23       26,453,286
  8,950,000  U.S. Treasury Bonds                                   6.38         08/15/27        9,455,765
 11,800,000  U.S. Treasury Bonds                                   6.50         11/15/26       12,585,443
 12,150,000  U.S. Treasury Bonds                                   6.63         02/15/27       13,177,283
  7,750,000  U.S. Treasury Bonds                                   6.75         08/15/26        8,522,582
 13,650,000  U.S. Treasury Bonds                                   6.88         08/15/25       15,211,219
 20,425,000  U.S. Treasury Bonds                                   7.13         02/15/23       23,303,659
 11,850,000  U.S. Treasury Bonds                                   7.25         08/15/22       13,686,750
  9,575,000  U.S. Treasury Bonds                                   7.50         11/15/24       11,448,109
 12,275,000  U.S. Treasury Bonds                                   7.63         11/15/22       14,772,201
 13,100,000  U.S. Treasury Bonds                                   7.63         02/15/25       15,893,444
 12,200,000  U.S. Treasury Bonds                                   7.88         02/15/21       14,971,694
 34,250,000  U.S. Treasury Bonds                                   8.00         11/15/21       42,684,063
 21,799,000  U.S. Treasury Bonds                                   8.13         08/15/19       27,255,573
 12,175,000  U.S. Treasury Bonds                                   8.13         05/15/21       15,332,891
 13,600,000  U.S. Treasury Bonds                                   8.13         08/15/21       17,144,500
 11,150,000  U.S. Treasury Bonds                                   8.50         02/15/20       14,477,584
  8,000,000  U.S. Treasury Bonds                                   8.75         05/15/20       10,644,960
 23,750,000  U.S. Treasury Bonds                                   8.75         08/15/20       31,646,875
 18,815,000  U.S. Treasury Bonds                                   8.88         02/15/19       25,147,433
 10,349,000  U.S. Treasury Bonds                                   9.00         11/15/18       13,964,682
  6,600,000  U.S. Treasury Bonds                                   9.13         05/15/18        8,978,066
                                                                                           --------------
                                                                                           $  418,136,202
             TOTAL U.S. TREASURY SECURITIES                                                $  425,397,534
             (Cost $383,473,943)

------------------------
32

                                                           ASSET ALLOCATION FUND

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,174,426,872)* (Notes 1 and 3)                  100.07%               $1,573,955,299
              Other Assets and Liabilities, Net                        (0.07)                   (1,047,039)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,572,908,260
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $410,481,876
Gross Unrealized Depreciation    (10,953,449)
                                ------------
NET UNREALIZED APPRECIATION     $399,528,427
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

INDEX ALLOCATION FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 98.62%
      6,121  3Com Corp+                                                      $    295,177  $     219,973
     13,308  Abbott Laboratories                                                  756,904      1,002,259
      1,205  Adobe Systems Inc                                                     54,175         54,451
      2,404  Advanced Micro Devices+                                               65,726         69,866
        521  Aeroquip-Vickers Inc                                                  23,202         30,120
      2,584  Aetna Inc                                                            219,038        215,603
      1,913  Ahmanson (H F) & Co                                                   84,843        148,258
      2,089  Air Products & Chemicals Inc                                         150,239        173,126
      8,780  Airtouch Communications Inc+                                         273,279        429,671
        977  Alberto-Culver Co Class B                                             24,668         29,737
      4,239  Albertson's Inc                                                      153,872        223,077
      3,984  Alcan Aluminium Ltd                                                  130,603        124,500
      3,191  Allegheny Teledyne Inc                                                79,429         88,750
      1,115  Allergan Inc                                                          35,939         42,370
         55  Allergan Specialty TherapeuticsInc+                                      481            667
      9,774  Allied Signal Inc                                                    341,637        410,508
      7,490  Allstate Corp                                                        480,453        688,612
      3,242  Alltel Corp                                                          105,175        141,635
      2,983  Aluminum Co of America                                               196,466        205,268
      1,440  ALZA Corp+                                                            38,001         64,530
      1,603  Amerada Hess Corp                                                     89,570         93,475
      2,342  Ameren Corp                                                           92,071         98,657
      3,323  American Electric Power Inc                                          139,607        166,981
      8,102  American Express Corp                                                511,425        743,865
      4,397  American General Corp                                                195,549        284,431
      1,272  American Greetings Corp Class A                                       40,851         58,512
     11,341  American Home Products Corp                                          745,821      1,081,648
     12,189  American International Group Inc                                   1,027,110      1,535,052
      4,699  American Stores Co                                                    96,462        122,174
     19,064  Ameritech Corp                                                       591,403        942,477
      4,576  Amgen Inc+                                                           239,720        278,564
      8,464  Amoco Corp                                                           696,608        731,078
      3,838  AMP Inc                                                              164,352        168,152
      1,544  AMR Corp+                                                            154,319        221,082

------------------------
34

                                                           INDEX ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      1,045  Anadarko Petroleum Corp                                         $     70,073  $      72,105
      1,517  Andrew Corp+                                                          42,293         30,056
      8,483  Anheuser-Busch Inc                                                   333,041        392,869
      2,922  Aon Corp                                                             139,133        189,200
      1,630  Apache Corp                                                           59,502         59,903
      2,305  Apple Computer Inc+                                                   60,226         63,388
      6,411  Applied Materials Inc+                                               187,392        226,388
      9,976  Archer-Daniels-Midland Co                                            201,146        218,849
      1,759  Armco Inc+                                                             9,601         10,334
        732  Armstrong World Industries Inc                                        49,224         63,364
        667  ASARCO Inc                                                            19,437         17,801
      1,317  Ashland Inc                                                           60,414         74,575
     28,251  AT & T Corp                                                        1,170,677      1,853,972
      5,600  Atlantic Richfield Corp                                              393,926        440,300
        868  Autodesk Inc                                                          32,667         37,433
      5,198  Automatic Data Processing                                            239,072        353,789
      2,656  AutoZone Inc+                                                         76,022         89,972
      1,741  Avery Dennison Corp                                                   58,442         92,926
      2,275  Avon Products Inc                                                    132,527        177,450
      2,903  Baker Hughes Inc                                                     109,040        116,846
        518  Ball Corp                                                             15,352         16,965
      2,556  Baltimore Gas & Electric Co                                           69,034         83,549
     11,268  Banc One Corp                                                        489,133        712,701
      6,535  Bank of New York Inc                                                 253,000        410,480
     12,072  BankAmerica Corp                                                     669,464        997,449
      2,495  BankBoston Corp                                                      181,792        275,074
      1,657  Bankers Trust N Y Corp                                               159,730        199,358
      1,025  Bard (C R) Inc                                                        31,885         37,669
      6,435  Barrick Gold Corp                                                    150,980        139,157
      3,764  Battle Mountain Gold Co                                               25,811         23,996
        919  Bausch & Lomb Inc                                                     37,044         41,987
      4,876  Baxter International Inc                                             227,512        268,790
      3,866  Bay Networks Inc+                                                    127,241        104,865
      2,516  BB&T Corp                                                            163,472        170,302
      2,161  Becton Dickinson & Co                                                 93,297        147,083
     13,545  Bell Atlantic Corp                                                   955,216      1,388,363
     17,253  BellSouth Corp                                                       750,753      1,165,656

                                                           ---------------------

INDEX ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
        964  Bemis Co Inc                                                    $     36,854  $      43,501
        880  Beneficial Corp                                                       58,217        109,395
      2,480  Bestfoods                                                            196,416        289,850
      1,960  Bethlehem Steel Corp+                                                 22,862         26,583
      1,907  Biomet Inc+                                                           36,575         57,210
      1,696  Black & Decker Corp                                                   63,245         89,994
      1,835  Block (H & R) Inc                                                     68,450         87,277
     17,373  Boeing Co                                                            795,245        905,568
        979  Boise Cascade Corp                                                    34,940         35,305
      3,392  Boston Scientific Corp+                                              184,139        228,960
        397  Briggs & Stratton Corp                                                17,181         18,188
     17,268  Bristol-Myers Squibb Co                                            1,172,511      1,801,268
      1,214  Brown-Forman Corp Class B                                             56,422         66,770
      3,341  Browning-Ferris Industries Inc                                       110,770        109,000
      1,771  Brunswick Corp                                                        48,955         61,764
      2,715  Burlington Northern Santa Fe                                         230,084        282,360
      3,090  Burlington Resources Inc                                             134,844        148,127
      2,785  Cabletron Systems Inc+                                                85,199         40,557
      7,946  Campbell Soup Co                                                     321,230        450,936
      1,884  Cardinal Health Inc                                                  119,753        166,145
      2,651  Carolina Power & Light Co                                             91,919        119,958
      1,298  Case Corp                                                             73,177         88,426
      6,479  Caterpillar Inc                                                      287,295        356,750
     12,382  CBS Corp+                                                            289,744        420,214
     14,071  Cendant Corp+                                                        385,893        557,563
      1,046  Centex Corp                                                           23,561         39,879
      3,698  Central & South West Corp                                             89,909         98,922
      1,347  Ceridian Corp+                                                        57,756         72,654
      1,720  Champion International Corp                                           85,518         93,418
      1,717  Charming Shoppes Inc+                                                  9,039          8,156
      7,373  Chase Manhattan Bank                                                 675,970        994,433
     11,449  Chevron Corp                                                         791,122        919,498
     11,344  Chrysler Corp                                                        366,632        471,485
      2,986  Chubb Corp                                                           177,640        234,028
      1,302  CIGNA Corp                                                           189,311        266,910
        995  Cincinnati Financial Corp                                            138,015        124,624
        707  Cincinnati Milacron Inc                                               17,788         22,536

------------------------
36

                                                           INDEX ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      2,789  Cinergy Corp                                                    $     89,543  $     103,193
      1,741  Circuit City Stores Inc                                               58,923         74,428
     17,713  Cisco Systems Inc+                                                   775,943      1,211,126
      7,979  Citicorp                                                             877,159      1,133,018
      1,746  Clear Channel Communications Inc+                                    121,006        171,108
      1,799  Clorox Co                                                            102,749        154,152
      1,885  Coastal Corp                                                          92,974        122,761
     43,053  Coca-Cola Co                                                       2,334,610      3,333,917
      2,854  Cognizant Corp                                                       105,926        163,748
      5,136  Colgate-Palmolive Co                                                 294,110        444,906
        945  Columbia Gas System Inc                                               60,939         73,474
     11,226  Columbia HCA Healthcare Corp                                         371,859        362,039
      6,079  Comcast Corp Class A                                                 130,157        214,665
      1,839  Comerica Inc                                                         121,365        194,589
     26,346  Compaq Computer Corp                                                 551,839        681,703
      9,521  Computer Associates International Inc                                362,906        549,838
      2,776  Computer Sciences Corp+                                              107,697        152,680
      8,322  ConAgra Inc                                                          229,515        267,344
      3,326  Conseco Inc                                                          134,510        188,335
      4,120  Consolidated Edison Inc                                              132,250        192,610
      1,669  Consolidated Natural Gas Co                                           89,787         96,280
      1,852  Consolidated Stores Corp+                                             80,204         79,520
      2,123  Cooper Industries Inc                                                101,869        126,186
      1,339  Cooper Tire & Rubber Co                                               31,109         31,801
        651  Coors (Adolph) Co Class B                                             16,963         22,785
      3,439  CoreStates Financial Corp                                            198,324        308,650
      3,992  Corning Inc                                                          162,087        176,646
      3,775  Costco Companies Inc+                                                114,862        201,963
      1,840  Countrywide Credit Industries Inc                                     63,614         97,865
        819  Crane Co                                                              29,425         43,407
      2,249  Crown Cork & Seal Co                                                 112,570        120,322
      3,797  CSX Corp                                                             187,695        225,922
        683  Cummins Engine Co Inc                                                 39,390         37,650
      2,998  CVS Corp                                                             154,114        226,349
      1,572  Cyprus Amax Minerals                                                  37,516         26,135
      1,870  Dana Corp                                                             70,570        108,811
      2,509  Darden Restaurants Inc                                                25,772         39,046

                                                           ---------------------

INDEX ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
        784  Data General Corp+                                              $     18,139  $      13,867
      3,793  Dayton-Hudson Corp                                                   181,493        333,784
      4,357  Deere & Co                                                           199,497        269,862
     11,410  Dell Computer Corp+                                                  312,025        773,028
      1,326  Delta Air Lines Inc                                                  123,906        156,800
      1,420  Deluxe Corp                                                           46,014         46,771
      2,515  Digital Equipment Corp+                                              105,974        131,566
      1,968  Dillards Inc Class A                                                  63,877         72,693
     11,782  Disney (Walt) Co                                                     915,926      1,257,729
      3,359  Dominion Resources Inc                                               126,771        141,078
      2,530  Donnelley (R R) & Sons Co                                             90,117        103,888
      3,842  Dover Corp                                                           110,089        145,996
      3,913  Dow Chemical Co                                                      327,990        380,539
      1,682  Dow Jones & Co Inc                                                    71,561         89,041
      3,037  Dresser Industries Inc                                               104,548        145,966
      1,986  DSC Communications Corp+                                              55,169         36,120
      2,555  DTE Energy Co                                                         78,313        100,443
      6,269  Duke Power Co                                                        276,287        373,397
      2,984  Dun & Bradstreet Corp                                                 75,751        102,016
     19,701  DuPont (E I) de Nemours                                            1,016,537      1,339,668
        305  Eastern Enterprises                                                   10,490         13,115
      1,364  Eastman Chemical Co                                                   80,961         91,985
      5,654  Eastman Kodak Co                                                     391,255        366,803
      1,345  Eaton Corp                                                           103,504        128,027
      1,076  Echlin Inc                                                            36,714         56,423
      2,208  Ecolab Inc                                                            44,270         64,032
      6,622  Edison International                                                 144,076        194,521
        795  EG & G Inc                                                            14,927         23,105
      8,593  EMC Corp+                                                            172,296        324,923
      7,698  Emerson Electric Co                                                  384,624        501,813
      2,472  Engelhard Corp                                                        53,971         46,968
      5,484  Enron Corp                                                           222,777        254,321
      4,283  Entergy Corp                                                         112,544        127,419
      2,574  Equifax Inc                                                           82,008         93,951
     42,940  Exxon Corp                                                         2,274,536      2,903,818
      2,532  FDX Corp                                                             133,152        180,089
     12,077  Federal Home Loan Mortgage Corp                                      369,065        572,903

------------------------
38

                                                           INDEX ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     18,503  Federal National Mortgage Association                           $    766,261  $   1,170,315
      3,652  Federated Department Stores Inc+                                     134,789        189,219
      2,749  Fifth Third Bancorp                                                  152,495        235,040
      5,026  First Chicago NBD Corp                                               289,031        442,916
      7,439  First Data Corp                                                      270,501        241,768
     11,247  First Union Corp                                                     469,167        638,267
      4,031  First Energy Corp                                                     97,803        124,205
      4,713  Fleet Financial Group Inc                                            277,791        400,900
        642  Fleetwood Enterprises Inc                                             19,806         29,893
      1,496  Fluor Corp                                                            84,639         74,426
        594  FMC Corp+                                                             45,380         46,629
     20,914  Ford Motor Co                                                        809,448      1,355,489
      3,602  Fort James Corp                                                      145,571        165,017
      2,993  Fortune Brands Inc                                                   101,756        119,346
        696  Foster Wheeler Corp                                                   27,495         21,272
      3,123  FPL Group Inc                                                        145,620        200,653
      3,335  Freeport McMoRan Copper & Gold Inc Class B                            91,608         66,492
      2,856  Frontier Corp                                                         64,731         92,999
      1,270  Fruit of the Loom Inc Class A+                                        37,700         38,894
      4,913  Gannett Co Inc                                                       218,608        353,122
      6,892  Gap Inc                                                              168,624        310,140
      1,111  General Dynamics Corp                                                 80,603         95,685
     56,984  General Electric Co                                                3,188,737      4,911,309
      2,577  General Instrument Corp+                                              44,297         53,956
      2,761  General Mills Inc                                                    173,370        209,836
     12,259  General Motors Corp                                                  670,122        826,716
      1,409  General Re Corp                                                      243,739        310,861
        881  General Signal Corp                                                   36,440         41,187
      3,070  Genuine Parts Co                                                      95,587        117,044
      1,617  Georgia-Pacific Corp                                                  96,478        104,701
      1,069  Giant Food Inc Class A                                                35,844         41,290
      9,698  Gillette Co                                                          803,110      1,151,031
        945  Golden West Financial                                                 63,971         90,543
      1,273  Goodrich (B F) Co                                                     51,987         65,003
      2,745  Goodyear Tire & Rubber Co                                            152,313        207,934
      2,231  GPU Inc                                                               77,677         98,722
      1,318  Grace W.R. & Co                                                       80,918        110,300

                                                           ---------------------

INDEX ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
        903  Grainger (W W) Inc                                              $     73,928  $      92,840
        664  Great Atlantic & Pacific Tea Co                                       18,403         20,086
      1,009  Great Lakes Chemical Corp                                             54,088         54,486
      2,383  Green Tree Financial Corp                                             88,257         67,767
     16,635  GTE Corp                                                             728,448        996,021
      2,616  Guidant Corp                                                         109,710        191,949
      4,519  Halliburton Co                                                       177,750        226,797
      1,268  Harcourt General Inc                                                  60,516         70,216
        538  Harland (John H) Co                                                   12,629          8,373
        861  Harnischfeger Industries Inc                                          33,995         29,435
      1,750  Harrah's Entertainment Inc+                                           40,146         42,984
      1,416  Harris Corp                                                           53,732         73,809
      2,068  Hartford Financial Services Group                                    148,836        224,378
      2,225  Hasbro Inc                                                            60,124         78,570
      3,695  HBO & Co                                                             175,062        223,086
      6,866  Healthsouth Corp+                                                    166,688        192,677
      6,317  Heinz (H J) Co                                                       260,180        368,755
        886  Helmerich & Payne Inc                                                 25,603         27,688
      1,655  Hercules Inc                                                          82,125         81,716
      2,456  Hershey Foods Corp                                                   120,417        175,911
     18,109  Hewlett Packard Co                                                   984,040      1,147,658
      4,363  Hilton Hotels Corp                                                   117,322        139,071
     12,725  Home Depot Inc                                                       544,017        858,142
      2,535  Homestake Mining Co                                                   36,163         27,568
      2,222  Honeywell Inc                                                        141,242        183,732
      1,898  Household International Inc                                          191,579        261,450
      4,901  Houston Industries Inc                                               106,966        140,904
      2,844  Humana Inc+                                                           67,419         70,567
      3,308  Huntington Bancshares Inc                                            115,151        120,535
      2,389  IKON Office Solutions                                                 78,490         82,570
      4,300  Illinois Tool Works Inc                                              185,431        278,425
      2,854  Inco Ltd                                                              80,736         53,334
      2,882  Ingersoll-Rand Co                                                    100,416        138,156
        840  Inland Steel Industries Inc                                           18,904         23,205
     28,513  Intel Corp                                                         1,824,982      2,225,796
     16,880  International Business MachinesCorp                                1,370,747      1,753,410
      1,876  International Flavors & Fragrances                                    90,478         88,407

------------------------
40

                                                           INDEX ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      5,217  International Paper Co                                          $    241,005  $     244,221
      2,187  Interpublic Group Cos Inc                                             83,853        135,867
      2,070  ITT Industries Inc                                                    54,719         78,789
      1,238  Jefferson-Pilot Corp                                                  76,303        110,105
     23,372  Johnson & Johnson                                                  1,264,453      1,713,460
      1,500  Johnson Controls Inc                                                  64,818         91,031
        673  Jostens Inc                                                           15,560         16,152
      8,532  K Mart Corp                                                          108,039        142,378
        680  Kaufman & Broad Home Corp                                             11,785         22,143
      7,140  Kellogg Co                                                           281,837        307,913
        804  Kerr-McGee Corp                                                       51,262         55,928
      7,682  KeyCorp                                                              202,111        290,476
      9,689  Kimberly-Clark Corp                                                  436,039        485,661
      1,274  King World Productions+                                               27,725         37,265
      1,444  KLA Instruments Corp+                                                 97,850         55,233
      1,452  Knight-Ridder Inc                                                     62,024         81,131
      4,483  Kroger Co+                                                           117,991        207,059
      5,729  Laidlaw Inc                                                           73,442         90,948
      1,770  Lehman Brothers Holdings                                              92,474        132,529
     19,347  Lilly (Eli) & Co                                                     881,501      1,153,565
      4,759  Limited Inc                                                          102,519        136,524
      1,798  Lincoln National Corp                                                110,852        152,605
      1,149  Liz Claiborne Inc                                                     47,270         57,306
      3,423  Lockheed Martin Corp                                                 304,929        385,088
      2,014  Loews Corp                                                           185,781        209,960
        699  Longs Drug Stores Corp                                                16,850         21,276
      1,897  Louisiana-Pacific Corp                                                44,400         44,105
      3,030  Lowe's Co Inc                                                        117,841        212,668
      2,445  LSI Logic Corp+                                                       76,447         61,736
     11,301  Lucent Technologies Inc                                              759,478      1,445,115
      1,222  Mallinckrodt Inc                                                      46,616         48,269
      1,138  Manor Care Inc                                                        32,441         42,106
      2,249  Marriott International Inc                                            31,234         83,635
      2,249  Marriott International Inc Class A                                    30,297         80,542
      2,924  Marsh & McLennan Companies Inc                                       181,697        255,302
      2,873  Masco Corp                                                           112,531        170,944
      5,030  Mattel Inc                                                           157,094        199,314

                                                           ---------------------

INDEX ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      4,004  May Department Stores Co                                        $    189,969  $     254,254
      1,604  Maytag Corp                                                           38,833         76,691
      1,740  MBIA Inc                                                             103,554        134,850
      8,708  MBNA Corp                                                            183,734        311,855
        988  McDermott International Inc                                           27,613         40,817
     11,970  McDonald's Corp                                                      550,042        718,200
      1,695  McGraw-Hill Inc                                                       93,078        128,926
     12,156  MCI Communications                                                   400,202        601,722
      1,802  Mead Corp                                                             54,456         64,534
      8,122  Medtronic Inc                                                        302,623        421,329
      4,423  Mellon Bank Corp                                                     185,352        280,861
      2,258  Mercantile Bancorporation                                            127,410        123,767
        621  Mercantile Stores Co Inc                                              33,709         41,723
     20,801  Merck & Co Inc                                                     1,753,123      2,670,328
        932  Meredith Corp                                                         23,317         39,261
      5,789  Merrill Lynch & Co Inc                                               295,180        480,487
      2,007  MGIC Investment Corp                                                  91,591        131,835
      3,680  Micron Technology Inc+                                               139,563        106,950
     42,320  Microsoft Corp+                                                    2,139,801      3,787,640
        719  Millipore Corp                                                        29,272         24,985
      7,122  Minnesota Mining & Manufacturing Co                                  588,688        649,437
      3,104  Mirage Resorts Inc+                                                   82,734         75,466
     13,635  Mobil Corp                                                           884,421      1,044,782
     10,271  Monsanto Co                                                          359,379        534,092
      1,544  Moore Corp Ltd                                                        30,944         25,669
      3,095  Morgan (J P) & Co Inc                                                300,347        415,697
     10,329  Morgan St Dean Witter Discover                                       442,689        752,726
      2,297  Mortan International Inc                                              70,679         75,370
     10,360  Motorola Inc                                                         653,107        628,075
        129  NACCO Industries Inc Class A                                           8,392         17,286
      1,179  Nalco Chemical Co                                                     44,650         47,823
      3,637  National City Corp                                                   182,898        266,638
      2,811  National Semiconductor+                                               79,396         58,855
        790  National Service Industries Inc                                       30,788         46,462
     16,404  NationsBank Corp                                                     837,718      1,196,467
      1,291  Navistar International+                                               23,994         45,185
      1,690  New York Times Co Class A                                             78,660        118,300

------------------------
42

                                                           INDEX ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      2,813  Newell Co                                                       $     97,973  $     136,255
      2,685  Newmont Mining Corp                                                  101,667         82,060
      2,540  Niagara Mohawk Power Corp+                                            28,204         33,020
        812  NICOR Inc                                                             27,963         34,307
      5,057  Nike Inc Class B                                                     236,450        223,772
      1,391  Nordstrom Inc                                                         68,990         88,763
      6,609  Norfolk Southern Corp                                                200,050        247,011
      1,292  Northern States Power Co                                              64,050         76,228
      9,028  Northern Telecom Ltd                                                 335,199        583,435
      1,950  Northern Trust Corp                                                  135,299        145,763
      1,154  Northrop Grumman Corp                                                108,759        123,983
     13,131  Norwest Corp                                                         348,114        545,757
      6,146  Novell Inc+                                                           79,367         65,877
      1,495  Nucor Corp                                                            78,033         81,384
      5,851  Occidental Petroleum Corp                                            146,780        171,507
      2,842  Omnicom Group                                                        112,459        133,752
        580  ONEOK Inc                                                             17,498         23,635
     17,079  Oracle Systems Corp+                                                 491,912        539,056
      1,794  Oryx Energy Co+                                                       38,510         46,644
        961  Owens Corning Fiberglass Corp                                         37,975         34,536
      2,490  Owens-Illinois Inc+                                                   90,470        107,693
      1,341  PACCAR Inc                                                            54,008         79,873
      1,402  Pacific Enterprises                                                   43,039         57,219
      5,150  PacifiCorp                                                           109,501        126,819
      2,165  Pall Corp                                                             50,672         46,548
      4,502  Parametric Technology Corp+                                          100,160        149,973
      1,907  Parker Hannifin Corp                                                  65,466         97,734
      3,823  PECO Energy Co                                                        93,646         84,584
      4,302  Penney (J C) Co Inc                                                  232,167        325,608
        873  Pennzoil Co                                                           53,006         56,418
        598  Peoples Energy Corp                                                   20,518         21,752
      1,078  Pep Boys-Manny Moe & Jack                                             32,988         24,996
     26,414  Pepsico Inc                                                          810,204      1,127,548
        890  Perkin-Elmer Corp                                                     55,693         64,358
     22,488  Pfizer Inc                                                         1,159,430      2,241,773
      7,591  PG&E Corp                                                            195,133        250,503
      8,834  Pharmacia and Upjohn Inc                                             324,297        386,488

                                                           ---------------------

INDEX ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      1,067  Phelps Dodge Corp                                               $     73,365  $      68,888
     42,211  Philip Morris Co Inc                                               1,555,876      1,759,671
      4,575  Phillips Petroleum Co                                                198,426        228,464
      1,159  Pioneer Hi Bred International Inc                                     90,534        113,075
      5,074  Pitney Bowes Inc                                                     170,141        254,651
      4,269  Placer Dome Inc                                                       84,878         56,297
      5,302  PNC Bank Corp                                                        220,799        317,789
        759  Polaroid Corp                                                         33,899         33,396
        500  Potlatch Corp                                                         22,685         21,531
      2,843  PP & L Resources Inc                                                  65,547         67,166
      3,063  PPG Industries Inc                                                   164,128        208,093
      2,770  Praxair Inc                                                          124,293        142,482
     23,330  Procter & Gamble Co                                                1,422,380      1,968,469
      1,234  Progressive Corp Ohio                                                134,291        166,204
      1,636  Providian Financial Corp                                              43,779         93,968
      4,057  Public Services Enterprise Group                                     112,476        153,659
        370  Pulte Corp                                                            11,540         17,205
      2,388  Quaker Oats Co                                                       101,631        136,713
      1,913  Ralston-Purina Group                                                 149,906        202,778
      1,492  Raychem Corp                                                          58,798         62,011
      5,935  Raytheon Co Class B                                                  301,844        346,456
        929  Reebok International Ltd                                              37,110         28,335
        901  Republic New York Corp                                                80,766        120,171
      1,242  Reynolds Metals Co                                                    78,783         76,305
      4,472  Rite Aid Corp                                                        109,375        153,166
      3,549  Rockwell International Corp                                          172,891        203,624
      1,051  Rohm & Haas Co                                                        82,701        108,581
      1,523  Rowan Co Inc+                                                         36,491         44,167
     37,280  Royal Dutch Petroleum Co                                           1,703,410      2,117,970
      2,645  Rubbermaid Inc                                                        70,226         75,383
        634  Russell Corp                                                          18,509         16,999
      1,328  Ryder System Inc                                                      40,862         50,464
      2,451  SAFECO Corp                                                          104,618        133,962
      1,028  Safety-Kleen Corp                                                     19,861         29,170
      8,256  Sara Lee Corp                                                        340,781        508,776
     31,900  SBC Communication Inc                                                902,825      1,391,638
     12,732  Schering-Plough Corp                                                 542,190      1,040,045

------------------------
44

                                                           INDEX ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      8,670  Schlumberger Ltd                                                $    532,345  $     656,753
      4,619  Schwab (Charles) Corp                                                140,286        175,522
      1,347  Scientific-Atlanta Inc                                                26,400         26,351
      4,219  Seagate Technology Inc+                                              141,936        106,530
      6,195  Seagram Co Ltd                                                       219,989        236,572
      6,825  Sears Roebuck & Co                                                   319,140        392,011
      4,339  Service Corp International                                           128,230        184,136
        451  Shared Medical System Corp                                            24,834         35,347
      3,005  Sherwin Williams Co                                                   81,819        106,678
      1,717  Sigma-Aldrich Corp                                                    52,912         63,958
      3,213  Silicon Graphics Inc+                                                 75,300         44,781
      1,101  Snap-On Inc                                                           40,335         50,240
      1,917  Sonat Inc                                                             87,743         83,390
     11,985  Southern Co                                                          269,467        331,835
      3,852  Southwest Airlines Co                                                 74,284        113,875
        386  Springs Industries Inc Class A                                        18,839         21,206
      7,463  Sprint Corp                                                          343,937        505,152
      1,576  St Jude Medical Inc+                                                  56,362         52,698
      1,439  St Paul Co Inc                                                        96,852        128,251
      1,575  Stanley Works                                                         57,661         87,806
      2,749  State Street Corp                                                    145,016        187,104
      1,624  Stone Container Corp                                                  25,791         20,300
      3,016  Summit Bancorp                                                       150,794        150,989
      1,261  Sun Co Inc                                                            41,182         51,543
      6,531  Sun Microsystems Inc+                                                201,304        272,465
      3,401  Sunamerica Inc                                                       131,038        162,823
      3,647  SunTrust Banks Inc                                                   188,506        274,893
      1,056  Supervalu Inc                                                         36,781         49,236
      3,033  Synovus Financial Corp                                                98,851        112,600
      5,926  Sysco Corp                                                           106,800        151,854
      1,846  Tandy Corp                                                            53,570         86,762
        851  Tektronix Inc                                                         30,555         37,954
      8,866  Tele-Communication Inc Class A+                                      164,304        275,677
      3,175  Tellabs Inc+                                                         143,263        213,122
      1,017  Temple-Inland Inc                                                     57,876         63,181
      5,299  Tenet Healthcare Corp+                                               142,796        192,420
      3,001  Tenneco                                                              130,764        128,105

                                                           ---------------------

INDEX ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      9,556  Texaco Inc                                                      $    482,956  $     575,749
      6,838  Texas Instruments Inc                                                280,264        370,107
      4,310  Texas Utilities Co                                                   160,230        169,437
      2,883  Textron Inc                                                          150,809        221,991
      2,643  Thermo Electron Corp+                                                105,100        106,711
      1,007  Thomas & Betts Corp                                                   49,170         64,448
     10,091  Time Warner Inc                                                      495,543        726,552
      1,567  Times Mirror Co Class A                                               70,367         99,309
      1,121  Timken Co                                                             32,620         37,904
      2,855  TJX Companies Inc                                                     66,267        129,189
      2,450  Torchmark Corp                                                        76,059        112,241
      4,933  Toys R Us Inc+                                                       153,112        148,298
      1,074  Transamerica Corp                                                     94,455        125,121
     19,908  Travelers Group Inc                                                  708,307      1,194,480
      2,149  Tribune Co                                                            96,490        151,505
      2,661  Tricon Global Restaurants Inc+                                        68,776         79,996
      2,101  TRW Inc                                                              107,217        115,818
      1,001  Tupperware Corp                                                       38,126         26,652
      9,987  Tyco International Ltd+                                              401,295        545,540
      4,267  U.S. Bancorp                                                         336,574        532,308
      8,399  U.S. West Inc+                                                       295,718        459,845
     10,582  U.S. West Media Group+                                               228,321        367,725
      3,730  Unicom Corp                                                           96,039        130,550
     11,135  Unilever NV                                                          524,110        764,139
      1,187  Union Camp Corp                                                       63,067         70,923
      2,119  Union Carbide Corp                                                    91,850        106,215
      4,272  Union Pacific Corp                                                   247,139        240,033
      4,389  Union Pacific Resources Group Inc                                    116,204        104,787
      4,323  Unisys Corp+                                                          57,435         82,137
      3,285  United Healthcare Corp                                               163,345        212,704
      1,293  United States Surgical                                                41,608         42,669
      4,074  United Technologies Corp                                             275,384        376,081
      4,259  Unocal Corp                                                          158,617        164,770
      2,429  UNUM Corp                                                             92,868        134,050
      1,609  USAir Group Inc+                                                      63,259        119,267
      1,941  USF & G Corp                                                          39,589         48,404
      3,182  UST Inc                                                               97,197        102,620

------------------------
46

                                                           INDEX ALLOCATION FUND

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      5,042  USX - Marathon Group                                            $    137,883  $     189,705
      1,516  USX - US Steel Group                                                  50,407         57,229
      2,085  VF Corp                                                               77,812        109,593
      6,150  Viacom Inc Class B+                                                  234,826        330,563
        795  Vlasic Foods International Inc+                                       14,669         20,312
      3,584  Wachovia Corp                                                        233,639        303,968
     39,106  Wal Mart Stores Inc                                                1,227,433      1,987,074
      8,597  Walgreen Co                                                          197,995        302,507
      4,707  Warner Lambert Co                                                    459,786        801,661
      4,527  Washington Mutual Inc                                                262,655        324,671
      7,883  Waste Management Inc                                                 243,182        242,895
      1,504  Wells Fargo & Co                                                     368,979        498,200
      2,261  Wendy's International Inc                                             49,066         50,449
        936  Western Atlas Inc+                                                    53,665         72,423
      1,758  Westvaco Corp                                                         54,423         54,059
      3,426  Weyerhaeuser Co                                                      169,697        193,569
      1,295  Whirlpool Corp                                                        69,711         88,788
      1,944  Willamette Industries Inc                                             68,914         73,022
      7,378  Williams Co Inc                                                      170,882        236,096
      2,537  Winn-Dixie Stores Inc                                                 91,411        117,653
      2,330  Woolworth Corp+                                                       49,578         58,250
     17,659  WorldCom Inc+                                                        536,774        760,441
      1,610  Worthington Industries Inc                                            31,261         29,181
      2,047  Wrigley (Wm) Jr Co                                                   128,347        167,342
      5,627  Xerox Corp                                                           347,487        598,883
                                                                             ------------  --------------
             TOTAL COMMON STOCKS                                             $110,431,739  $ 150,118,316

                                                           ---------------------

INDEX ALLOCATION FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY BILLS - 1.45%
$    83,000  U.S. Treasury Bills                                  5.16 %(F)     04/30/98   $      82,650
  1,600,000  U.S. Treasury Bills                                  5.32 (F)      04/16/98       1,596,355
    532,000  U.S. Treasury Bills                                  5.32 (F)      04/23/98         530,207
                                                                                           --------------
             TOTAL U.S. TREASURY BILLS                                                     $   2,209,212
             (Cost $2,209,450)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $112,641,189)* (Notes 1 and 3)                    100.07%               $  152,327,528
              Other Assets and Liabilities, Net                        (0.07)                     (108,038)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  152,219,490
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $ 41,337,966
Gross Unrealized Depreciation     (1,651,627)
                                ------------
NET UNREALIZED APPRECIATION     $ 39,686,339
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
48

                                                 U.S. GOVERNMENT ALLOCATION FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 99.97%
             U.S. TREASURY BILLS - 70.42%
$    63,000  U.S. Treasury Bills                                  5.16 %(F)     04/30/98   $      62,734
     30,000  U.S. Treasury Bills                                  5.32 (F)      04/02/98          29,992
  1,320,000  U.S. Treasury Bills                                  5.32 (F)      04/16/98       1,316,887
 67,187,000  U.S. Treasury Bills                                  5.32 (F)      04/23/98      66,966,818
                                                                                           --------------
                                                                                           $  68,376,431

             U.S. TREASURY NOTES - 10.88%
$ 1,200,000  U.S. Treasury Notes                                  5.75 %        08/15/03   $   1,203,750
    150,000  U.S. Treasury Notes                                  5.88          02/15/04         151,500
  1,450,000  U.S. Treasury Notes                                  6.25          02/15/04       1,484,891
  2,300,000  U.S. Treasury Notes                                  7.25          05/15/04       2,481,845
  1,600,000  U.S. Treasury Notes                                  7.25          08/15/04       1,730,501
  2,300,000  U.S. Treasury Notes                                  7.88          11/15/04       2,569,531
    700,000  U.S. Treasury Notes                                 12.38          05/15/04         937,125
                                                                                           --------------
                                                                                           $  10,559,143

             U.S. TREASURY BONDS - 18.67%
$ 1,700,000  U.S. Treasury Bonds                                  6.00 %        02/15/26   $   1,696,813
  1,700,000  U.S. Treasury Bonds                                  6.25          08/15/23       1,751,532
  1,750,000  U.S. Treasury Bonds                                  8.00          11/15/21       2,180,938
  1,500,000  U.S. Treasury Bonds                                  8.13          08/15/04       1,875,470
  1,400,000  U.S. Treasury Bonds                                  8.75          11/15/04       1,865,500
    950,000  U.S. Treasury Bonds                                 10.75          05/15/04       1,160,485
    900,000  U.S. Treasury Bonds                                 11.13          08/15/03       1,123,032
  1,300,000  U.S. Treasury Bonds                                 11.63          11/15/04       1,716,407
  2,200,000  U.S. Treasury Bonds                                 11.88          11/15/03       2,842,125
  1,350,000  U.S. Treasury Bonds                                 13.75          08/15/04       1,921,219
                                                                                           --------------
                                                                                           $  18,133,521
             TOTAL U.S. TREASURY SECURITIES                                                $  97,069,095
             (Cost $97,242,828)

                                                           ---------------------

U.S. GOVERNMENT ALLOCATION FUND

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $97,242,828)* (Note 1)                             99.97%               $   97,069,095
              Other Assets and Liabilities, Net                         0.03                        33,076
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   97,102,171
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    213,017
Gross Unrealized Depreciation       (386,750)
                                ------------
NET UNREALIZED APPRECIATION     $   (173,733)
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
50

                            STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1998

                                                                                        U.S.
                                                      ASSET            INDEX      GOVERNMENT
                                                 ALLOCATION       ALLOCATION      ALLOCATION
                                                       FUND             FUND            FUND
--------------------------------------------------------------------------------------------

ASSET
INVESTMENTS:
  In securities, at market value
    (see cost below)                         $1,573,955,299     $152,327,528     $97,069,095
  Cash                                                  904              238             710
Receivables:
  Dividends and Interest                          6,933,112          157,756         539,281
  Fund shares sold                                1,589,234          450,198          90,188
  Investment securities sold                        110,699           14,673               0
Organization expenses, net of
  amortization                                        2,393                0           5,276
Prepaid expenses                                    125,714                0             235
TOTAL ASSETS                                  1,582,717,355      152,950,393      97,704,785

LIABILITIES
Payables:
  Investment securities purchased                   441,167           56,694               0
  Distribution to shareholders                    6,709,563           63,008         346,306
  Fund shares redeemed                              255,452          133,972           3,000
  Due to sponsor and distributor (Note
    2)                                            1,122,308          167,870          37,080
  Due to adviser (Note 2)                         1,104,372          124,452          66,997
  Other                                             176,233          184,907         149,231
TOTAL LIABILITIES                                 9,809,095          730,903         602,614
TOTAL NET ASSETS                             $1,572,908,260     $152,219,490     $97,102,171
NET ASSETS CONSIST OF:
  Paid-in capital                            $1,151,714,900     $110,961,020     $119,857,528
  Undistributed (overdistributed) net
    investment income                                     0          (56,415)              0
  Undistributed net realized gain (loss)
    on investments                               21,664,933        1,628,546     (22,581,624)
  Net unrealized appreciation
    (depreciation) of investments               399,528,427       39,686,339        (173,733)
TOTAL NET ASSETS                             $1,572,908,260     $152,219,490     $97,102,171

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $1,305,848,087     $ 92,733,434     $82,957,930
Shares outstanding - Class A                     52,257,872        5,284,329       5,578,396
Net asset value per share - Class A          $        24.99     $      17.55     $     14.87
Maximum offering price per
  share - Class A (1)                        $        26.17     $      18.38     $     15.57
Net Assets - Class B                         $  267,060,173     $  3,322,374     $14,144,241
Shares outstanding - Class B                     17,614,333          152,304       1,306,824
Net asset value and offering price per
  share - Class B                            $        15.16     $      21.81     $     10.82
Net Assets - Class C                                    N/A     $ 56,163,682             N/A
Shares outstanding - Class C                            N/A        2,573,524             N/A
Net asset value and offering price per
  share - Class C                                       N/A     $      21.82             N/A
INVESTMENT AT COST (NOTE 3)                  $1,174,426,872     $112,641,189     $97,242,828
--------------------------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                                   ASSET
                                              ALLOCATION
                                                FUND (1)
                                             -----------
                                                 FOR THE
                                              YEAR ENDED
                                               MARCH 31,
                                                    1998
--------------------------------------------------------

INVESTMENT INCOME
  Dividends                                  $12,275,848
  Interest                                    40,153,342
TOTAL INVESTMENT INCOME                       52,429,190

EXPENSES (NOTE 2)
  Advisory fees                                4,754,399
  Administration fees                            826,553
  Shareholder servicing fees                   4,016,149
  Portfolio accounting fees                      103,995
  Transfer agency fees                         1,874,203
  Distribution fees                            1,704,239
  Organization costs                               1,500
  Legal and audit fees                            89,661
  Registration fees                              119,062
  Directors' fees                                  4,213
  Shareholder reports                            206,000
  Other                                           50,992
TOTAL EXPENSES                                13,750,966
Less:
  Waived fees and reimbursed expenses             (7,060)
Net Expenses                                  13,743,906
NET INVESTMENT INCOME                         38,685,284

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                              107,023,056
  Net change in unrealized appreciation
    of investments                           266,073,223
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS                                  373,096,279
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $411,781,563
--------------------------------------------------------

(1) INCLUDES AMOUNTS ALLOCATED FROM THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

---------------------
52

                                                        STATEMENTS OF OPERATIONS

                                                                                     U.S.
                                                                               GOVERNMENT
                                                    INDEX ALLOCATION FUND      ALLOCATION
                                             ----------------------------        FUND (1)
                                                  FOR THE                     -----------
                                                    THREE         FOR THE         FOR THE
                                             MONTHS ENDED      YEAR ENDED      YEAR ENDED
                                                MARCH 31,        DEC. 31,       MARCH 31,
                                                     1998            1997            1998
-----------------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                  $    490,640     $ 1,379,317     $         0
  Interest                                         53,339       1,887,595       5,944,916
TOTAL INVESTMENT INCOME                           543,979       3,266,912       5,944,916

EXPENSES (NOTE 2)
  Advisory fees                                   236,106         747,203         467,948
  Administration fees                              22,424          76,575          56,777
  Shareholder servicing fees                       31,681          86,290         280,721
  Portfolio accounting fees                        21,910           4,018          23,326
  Transfer agency fees                             47,221         144,971         131,004
  Distribution fees                               147,686         439,440         108,466
  Organization costs                               12,575           5,305           2,689
  Legal and audit fees                              7,801          38,051          44,184
  Registration fees                                11,343          34,822          41,535
  Directors' fees                                   1,103           4,033           4,218
  Shareholder reports                               9,863          52,082          83,566
  Other                                             3,326          10,775          11,732
TOTAL EXPENSES                                    553,039       1,643,565       1,256,166
Less:
  Waived fees and reimbursed expenses             (15,653)        (33,242)       (108,847)
Net Expenses                                      537,386       1,610,323       1,147,319
NET INVESTMENT INCOME                               6,593       1,656,589       4,797,597

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                    (5,156)     12,775,977       1,537,644
  Net change in unrealized appreciation
    of investments                             17,255,641       8,758,372       1,998,550
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS                                    17,250,485      21,534,349       3,536,194
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $ 17,257,078     $23,190,938     $ 8,333,791
-----------------------------------------------------------------------------------------

(1) INCLUDES AMOUNTS ALLOCATED FROM THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            ASSET ALLOCATION FUND
                                             ----------------------------------------------------
                                                    FOR THE        FOR THE SIX       FOR THE NINE
                                                 YEAR ENDED       MONTHS ENDED       MONTHS ENDED
                                             MARCH 31, 1998     MARCH 31, 1997     SEPT. 30, 1996
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   38,685,284     $   22,799,885     $   30,296,812
  Net realized gain (loss) on sale of
    investments                                 107,023,056         16,581,561         75,454,709
  Net change in unrealized appreciation
    (depreciation) of investments               266,073,223         16,935,058        (48,004,058)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                 411,781,563         56,316,504         57,747,463

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (35,147,512)       (21,499,154)       (29,059,204)
    CLASS B                                      (3,537,772)        (1,300,731)        (1,237,608)
    CLASS C                                             N/A                N/A                N/A
  From net realized gain on sale of
    investments
    CLASS A                                     (82,707,854)       (77,923,468)                 0
    CLASS B                                     (13,021,038)        (5,356,143)                 0
    CLASS C                                             N/A                N/A                N/A

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           124,090,392         43,986,740        125,947,664
  Reinvestment of dividends - Class A           120,926,511         99,267,295         25,929,821
  Cost of shares redeemed - Class A            (224,954,049)      (113,370,104)      (198,735,389)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                           20,062,854         29,883,931        (46,857,904)
  Proceeds from shares sold - Class B           147,505,581         28,861,527         41,385,524
  Reinvestment of dividends - Class B            16,241,731          6,539,212            691,311
  Cost of shares redeemed - Class B             (19,143,117)        (5,436,423)        (6,086,896)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                          144,604,195         29,964,316         35,989,939
  Proceeds from shares sold - Class C                   N/A                N/A                N/A
  Reinvestment of dividends - Class C                   N/A                N/A                N/A
  Cost of shares redeemed - Class C                     N/A                N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS C                                  N/A                N/A                N/A
INCREASE (DECREASE) IN NET ASSETS               442,034,436         10,085,255         16,582,686

NET ASSETS:
  Beginning net assets                        1,130,873,824      1,120,788,569      1,104,205,883
  ENDING NET ASSETS                          $1,572,908,260     $1,130,873,824     $1,120,788,569
-------------------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------
54

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                     INDEX ALLOCATION FUND       U.S. GOVERNMENT ALLOCATION
                                             ---------------------------------------------                             FUND
                                                  FOR THE                                      ----------------------------
                                                    THREE          FOR THE         FOR THE         FOR THE      FOR THE SIX
                                             MONTHS ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED     MONTHS ENDED
                                                MARCH 31,         DEC. 31,        DEC. 31,       MARCH 31,        MARCH 31,
                                                     1998             1997            1996            1998             1997
---------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $      6,593     $  1,656,589     $ 1,402,424     $ 4,797,597     $  2,874,874
  Net realized gain (loss) on sale of
    investments                                    (5,156)      12,775,977      10,067,335       1,537,644        1,030,525
  Net change in unrealized appreciation
    (depreciation) of investments              17,255,641        8,758,372         460,902       1,998,550       (2,042,135)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                17,257,078       23,190,938      11,930,661       8,333,791        1,863,264

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (63,008)      (1,312,200)     (1,128,185)     (4,378,902)      (2,697,855)
    CLASS B                                             0                0(1)          N/A        (418,695)        (177,019)
    CLASS C                                             0         (344,406)       (274,239)            N/A              N/A
  From net realized gain on sale of
    investments
    CLASS A                                             0       (8,070,952)     (6,814,078)              0                0
    CLASS B                                             0                0(1)          N/A               0                0
    CLASS C                                             0       (4,429,345)     (2,767,279)            N/A              N/A

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           3,920,461       13,097,927       9,154,800      12,501,406        3,383,948
  Reinvestment of dividends - Class A             141,708        7,755,142       6,367,210       3,688,770        2,218,226
  Cost of shares redeemed - Class A            (2,572,600)      (7,305,205)     (8,048,045)    (23,411,657)     (16,500,755)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                          1,489,569       13,547,864       7,473,965      (7,221,481)     (10,898,581)
  Proceeds from shares sold - Class B           2,711,120          349,731(1)          N/A       8,698,249        1,811,816
  Reinvestment of dividends - Class B                   0                0(1)          N/A         316,321          128,252
  Cost of shares redeemed - Class B                     0                0(1)          N/A      (2,377,863)      (1,026,305)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                          2,711,120          349,731(1)          N/A       6,636,707          913,763
  Proceeds from shares sold - Class C           5,805,673       20,805,099       9,098,246             N/A              N/A
  Reinvestment of dividends - Class C              10,699        3,210,184       1,942,667             N/A              N/A
  Cost of shares redeemed - Class C            (1,944,342)      (5,001,988)     (2,535,609)            N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS C                          3,872,030       19,013,295       8,505,304             N/A              N/A
INCREASE (DECREASE) IN NET ASSETS              25,266,789       41,944,925      16,926,149       2,951,420      (10,996,428)

NET ASSETS:
  Beginning net assets                        126,952,701       85,007,776      68,081,627      94,150,751      105,147,179
  ENDING NET ASSETS                          $152,219,490     $126,952,701     $85,007,776     $97,102,171     $ 94,150,751
---------------------------------------------------------------------------------------------------------------------------


                                            FOR THE NINE
                                            MONTHS ENDED
                                          SEPT. 30, 1996
-----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                   $    5,852,121
  Net realized gain (loss) on sale of
    investments                               (1,945,578)
  Net change in unrealized appreciation
    (depreciation) of investments             (2,769,255)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                1,137,288
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                   (5,670,237)
    CLASS B                                     (181,884)
    CLASS C                                          N/A
  From net realized gain on sale of
    investments
    CLASS A                                            0
    CLASS B                                            0
    CLASS C                                          N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A         36,933,631
  Reinvestment of dividends - Class A          4,748,739
  Cost of shares redeemed - Class A          (73,965,970)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                       (32,283,600)
  Proceeds from shares sold - Class B          3,581,868
  Reinvestment of dividends - Class B            132,888
  Cost of shares redeemed - Class B           (1,222,836)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS B                         2,491,920
  Proceeds from shares sold - Class C                N/A
  Reinvestment of dividends - Class C                N/A
  Cost of shares redeemed - Class C                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS C                               N/A
INCREASE (DECREASE) IN NET ASSETS            (34,506,513)
NET ASSETS:
  Beginning net assets                       139,653,692
  ENDING NET ASSETS                       $  105,147,179
--------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                  ASSET ALLOCATION FUND
                                    -----------------------------------
                                                                CLASS A
                                    -----------------------------------
                                                       SIX         NINE
                                         YEAR       MONTHS       MONTHS
                                        ENDED        ENDED        ENDED
                                    MARCH 31,    MARCH 31,    SEPT. 30,
                                         1998     1997 (2)     1996 (3)
-----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $20.30       $21.24       $20.74
                                    ---------    ---------    ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)           0.69         0.41         0.57
  Net realized and unrealized
    gain (loss) on investments           6.37         0.65         0.50
                                    ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS         7.06         1.06         1.07
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                              (0.69)       (0.41)       (0.57)
  Distributions from net
    realized gain                       (1.68)       (1.59)        0.00
                                    ---------    ---------    ---------
TOTAL FROM DISTRIBUTIONS                (2.37)       (2.00)       (0.57)
                                    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD         $24.99       $20.30       $21.24
                                    ---------    ---------    ---------
                                    ---------    ---------    ---------
TOTAL RETURN (NOT ANNUALIZED)          36.08%        4.94%        5.14%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                          $1,305,848   $1,041,622   $1,057,346
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average
    net assets                        0.95%(5)     0.92%(5)     0.90%(5)
  Ratio of net investment income
    to average net assets             2.99%(5)     3.91%(5)     3.53%(5)
Portfolio turnover                      51%(6)        5%(6)        1%(7)
Average commission rate paid(1)         $0.03(6)     $0.03(6)     $0.03(7)
-----------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to waived fees
  and reimbursed expenses                 N/A          N/A          N/A
Ratio of net investment income
  to average net assets prior to
  waived fees and reimbursed
  expenses                                N/A          N/A          N/A
-----------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID BY THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WERE 28% AND $.0261 RESPECTIVELY. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
The accompanying notes are an integral part of these financial statements.

---------------------
56

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                          ASSET ALLOCATION FUND (CONT.)
                                ---------------------------------------------------------------------------------------
                                                                                                                CLASS B
                                                    CLASS A (CONT.)    ------------------------------------------------
                                -----------------------------------                       SIX         NINE
                                     YEAR         YEAR         YEAR         YEAR       MONTHS       MONTHS         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                 DEC. 31,     DEC. 31,     DEC. 31,    MARCH 31,    MARCH 31,    SEPT. 30,     DEC. 31,
                                     1995         1994         1993         1998     1997 (2)     1996 (3)     1995 (4)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $16.73       $18.80       $17.89       $12.29       $12.84       $12.50       $10.00
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                           0.74         0.77         0.77         0.29         0.19         0.28         0.22
  Net realized and
    unrealized gain (loss)
    on investments                   4.07        (1.31)        1.88         3.89         0.41         0.34         2.53
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
TOTAL FROM INVESTMENT
  OPERATIONS                         4.81        (0.54)        2.65         4.18         0.60         0.62         2.75
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.74)       (0.77)       (0.77)       (0.29)       (0.19)       (0.28)       (0.22)
  Distributions from net
    realized gain                   (0.06)       (0.76)       (0.97)       (1.02)       (0.96)        0.00        (0.03)
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
TOTAL FROM DISTRIBUTIONS            (0.80)       (1.53)       (1.74)       (1.31)       (1.15)       (0.28)       (0.25)
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF
  PERIOD                           $20.74       $16.73       $18.80       $15.16       $12.29       $12.84       $12.50
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
TOTAL RETURN (NOT
  ANNUALIZED)                      29.18%        (2.82)%     15.00%       35.16%        4.62%        4.96%       27.72%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $1,077,935    $896,943    $1,048,667    $267,060      $89,252      $63,443      $26,271
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.84%        0.84%        0.86%      1.60%(5)     1.53%(5)     1.14%(5)       1.53%
  Ratio of net investment
    income to average net
    assets                          3.81%        4.30%        4.20%      2.15%(5)     3.30%(5)     3.37%(5)       2.71%
Portfolio turnover                    15%          49%          40%        51%(6)        5%(6)        1%(7)         15%
Average commission rate
  paid(1)                             N/A          N/A          N/A        $0.03(6)     $0.03(6)     $0.03(7)       N/A
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                            N/A          N/A          N/A          N/A      1.58%(5)     1.56%(5)       1.76%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                            N/A          N/A          N/A          N/A      3.25%(5)     2.95%(5)       2.48%
-----------------------------------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID BY THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WERE 28% AND $.0261 RESPECTIVELY. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         INDEX ALLOCATION FUND
                                                ----------------------------------------------
                                                                                       CLASS A
                                                ----------------------------------------------
                                                     THREE
                                                    MONTHS
                                                     ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                 MARCH 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                                  1998 (3)        1997        1996        1995
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $15.51      $13.99      $13.76      $10.67
                                                ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.01        0.28        0.29        0.28
  Net realized and unrealized gain (loss) on
    investments                                       2.04        3.23        2.02        3.42
                                                ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                      2.05        3.51        2.31        3.70
LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.01)      (0.28)      (0.29)      (0.28)
  Distributions from net realized gain                0.00       (1.71)      (1.79)      (0.33)
                                                ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                             (0.01)      (1.99)      (2.08)      (0.61)
                                                ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                      $17.55      $15.51      $13.99      $13.76
                                                ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                       13.23%      25.18%      17.04%      34.71%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                 $92,733     $80,512     $60,353     $52,007
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets            1.31%       1.26%       1.31%       1.30%
  Ratio of net investment income to average
    net assets                                       0.30%       1.82%       2.06%       2.07%
Portfolio turnover                                      0%         80%         67%         47%
Average commission rate paid(1)                      $0.02       $0.03       $0.02         N/A
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses             1.32%       1.29%       1.44%       1.35%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                           0.29%       1.79%       1.93%       2.02%
----------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON JULY 1, 1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. SEE NOTE 1.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

---------------------
58

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                          INDEX ALLOCATION FUND (CONT.)
                                ---------------------------------------------------------------------------------------
                                                                         CLASS B                            CLASS C (2)
                                       CLASS A (CONT.)    ----------------------    -----------------------------------
                                ----------------------        THREE                     THREE
                                     YEAR         YEAR       MONTHS       PERIOD       MONTHS         YEAR         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                 DEC. 31,     DEC. 31,    MARCH 31,     DEC. 31,    MARCH 31,     DEC. 31,     DEC. 31,
                                     1994         1993     1998 (3)     1997 (4)     1998 (3)         1997         1996
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $11.90       $11.45       $19.31       $18.99       $19.32       $17.42       $17.10
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                           0.31         0.30        (0.01)        0.00        (0.02)        0.20         0.22
  Net realized and
    unrealized gain (loss)
    on investments                  (0.39)        1.12         2.51         0.32         2.52         4.00         2.54
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
TOTAL FROM INVESTMENT
  OPERATIONS                        (0.08)        1.42         2.50         0.32         2.50         4.20         2.76
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.31)       (0.30)        0.00         0.00         0.00        (0.20)       (0.22)
  Distributions from net
    realized gain                   (0.84)       (0.67)        0.00         0.00         0.00        (2.10)       (2.22)
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
TOTAL FROM DISTRIBUTIONS            (1.15)       (0.97)        0.00         0.00         0.00        (2.30)       (2.44)
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF
  PERIOD                           $10.67       $11.90       $21.81       $19.31       $21.82       $19.32       $17.42
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
TOTAL RETURN (NOT
  ANNUALIZED)                       (0.68)%     12.54%       12.95%        1.69%       13.00%       24.07%       16.37%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                        $40,308      $53,124       $3,322         $356      $56,164      $46,084      $24,655
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              1.30%        1.36%        2.06%        2.05%        2.05%        2.02%        2.05%
  Ratio of net investment
    income to average net
    assets                          2.41%        2.64%        (0.43)%      (0.17)%      (0.44)%      1.00%        1.35%
Portfolio turnover                    50%          53%           0%          80%           0%          80%          67%
Average commission rate
  paid(1)                             N/A          N/A        $0.02        $0.03        $0.02        $0.03        $0.02
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          1.38%        1.47%        4.03%       15.17%        2.09%        2.05%        2.20%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                          2.33%        2.53%        (2.40)%     (13.29)%      (0.48)%      0.97%        1.20%
-----------------------------------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON JULY 1, 1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. SEE NOTE 1.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               INDEX ALLOCATION FUND (CONT.)
                                                          ----------------------------------
                                                                         CLASS C (2) (CONT.)
                                                          ----------------------------------
                                                                                  SIX MONTHS
                                                          YEAR ENDED  YEAR ENDED       ENDED
                                                            DEC. 31,    DEC. 31,    DEC. 31,
                                                                1995        1994        1993
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $13.26      $14.75      $15.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                  0.20        0.25        0.07
  Net realized and unrealized gain (loss) on investments        4.24       (0.45)       0.61
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                4.44       (0.20)       0.68
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.20)      (0.25)      (0.10)
  Distributions from net realized gain                         (0.40)      (1.04)      (0.83)
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.60)      (1.29)      (0.93)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $17.10      $13.26      $14.75
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                 33.72%       (1.38)%      4.56%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $16,075      $9,798      $8,996
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      2.05%       2.01%       0.96%
  Ratio of net investment income to average net assets         1.30%       1.75%       0.53%
Portfolio turnover                                               47%         50%         53%
Average commission rate paid(1)                                  N/A         N/A         N/A
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 2.17%       2.20%       1.12%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 1.18%       1.56%       0.37%
--------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON JULY 1, 1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. SEE NOTE 1.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR THE U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 87%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
The accompanying notes are an integral part of these financial statements.

---------------------
60

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     U.S. GOVERNMENT ALLOCATION FUND
                              ----------------------------------------------------------------------
                                                                                             CLASS A
                              ----------------------------------------------------------------------
                                                            NINE
                                          SIX MONTHS      MONTHS
                              YEAR ENDED       ENDED       ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,    DEC. 31,    DEC. 31,    DEC. 31,
                                    1998    1997 (3)    1996 (4)        1995        1994        1993
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $14.32      $14.48      $14.98      $13.76      $15.71      $15.41
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.77        0.42        0.59        0.79        0.87        0.96
  Net realized and
    unrealized gain (loss)
    on investments                  0.55       (0.16)      (0.50)       1.22       (1.95)       1.69
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        1.32        0.26        0.09        2.01       (1.08)       2.65
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.77)      (0.42)      (0.59)      (0.79)      (0.87)      (0.96)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00       (1.39)
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.77)      (0.42)      (0.59)      (0.79)      (0.87)      (2.35)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $14.87      $14.32      $14.48      $14.98      $13.76      $15.71
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      9.36%       1.75%       0.69%      14.91%       (6.99)%     17.46%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $82,958     $86,930     $98,741    $135,577    $140,066    $283,206
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets           1.16%(5)    1.00%(5)    1.12%(5)      1.04%       1.01%       0.99%
  Ratio of net investment
    income to average net
    assets                       5.21%(5)    5.70%(5)    5.45%(5)      5.41%       5.94%       5.92%
Portfolio turnover                 62%(6)     113%(6)      31%(7)       292%        112%        150%
Average commission rate
  paid(1)                            N/A         N/A         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                       1.26%(5)    1.31%(5)    1.20%(5)      1.07%       1.08%       1.02%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                       5.11%(5)    5.39%(5)    5.37%(5)      5.38%       5.87%       5.89%
----------------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON JULY 1, 1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. SEE NOTE 1.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR THE U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 87%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                       U.S. GOVERNMENT ALLOCATION FUND (CONT.)
                                                ----------------------------------------------
                                                                                       CLASS B
                                                ----------------------------------------------
                                                                              NINE
                                                            SIX MONTHS      MONTHS
                                                YEAR ENDED       ENDED       ENDED  YEAR ENDED
                                                 MARCH 31,   MARCH 31,   SEPT. 30,    DEC. 31,
                                                      1998    1997 (2)    1996 (3)    1995 (4)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.42      $10.54      $10.91      $10.00
                                                ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        0.49        0.27        0.36        0.49
  Net realized and unrealized gain (loss) on
    investments                                       0.40       (0.12)      (0.37)       0.91
                                                ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                      0.89        0.15       (0.01)       1.40
LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.49)      (0.27)      (0.36)      (0.49)
  Distributions from net realized gain                0.00        0.00        0.00        0.00
                                                ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                             (0.49)      (0.27)      (0.36)      (0.49)
                                                ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                      $10.82      $10.42      $10.54      $10.91
                                                ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                        8.64%       1.42%       0.11%      14.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                 $14,144      $7,221      $6,406      $4,077
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets          1.82%(5)    1.61%(5)    1.92%(5)      1.65%
  Ratio of net investment income to average
    net assets                                     4.40%(5)    5.12%(5)    4.60%(5)      4.31%
Portfolio turnover                                   62%(6)     113%(6)      31%(7)       292%
Average commission rate paid(1)                        N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses           2.08%(5)    2.28%(5)    2.21%(5)      2.36%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                         4.14%(5)    4.45%(5)    4.31%(5)      3.60%
----------------------------------------------------------------------------------------------

(1) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR AND AVERAGE COMMISSION RATE PAID INCLUDE ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR THE U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 87%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
The accompanying notes are an integral part of these financial statements.

---------------------
62

                                                   NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-three separate series. These financial statements represent the Asset Allocation, Index Allocation and U.S. Government Allocation Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.

At a meeting held on July 23, 1997, the Boards of Directors of Overland Express Funds, Inc. ("Overland") and the Company approved a consolidation agreement providing for the transfer of the assets and liabilities of each Overland fund to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund (the "Consolidation"). The Consolidation was subsequently approved by Overland shareholders. As a result of this Consolidation, effective at the close of business on December 12, 1997, the Stagecoach Index Allocation Fund was established to acquire all of the assets and assume all of the liabilities of the Overland Index Allocation Fund (the "Predecessor Fund"). The acquisition was accomplished in a tax-free exchange for shares of the Stagecoach Index Allocation Fund. All performance and financial data for the Index Allocation Fund prior to December 15, 1997 refers to the Predecessor Fund, as it is the survivor for accounting purposes.

At the time of the Consolidation, the Asset Allocation and U.S. Government Allocation Funds, structured as "feeder" Funds in a "master-feeder" structure, were restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through a "master" portfolio. The corresponding Asset Allocation and U.S. Government Allocation Master Portfolios (the "Master Portfolios") distributed all of their assets, net of their assumed liabilities, in-kind to their interestholders and wound up their affairs (the "Dissolution"). The Dissolution occurred at the close of business on December 12, 1997. The following amounts of income and expense were allocated from the Master Portfolios to their corresponding feeder Funds for the period from April 1, 1997 to December 12, 1997:

FUND                                       DIVIDENDS     INTEREST    EXPENSES
-----------------------------------------------------------------------------
Asset Allocation Fund                     $7,820,237  $31,939,545  $3,287,423
U.S. Government Allocation Fund                    0    4,301,678     340,347

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

Each Fund offers Class A and Class B shares. The Asset Allocation and Index Allocation Funds also offer C shares. The Class C shares of the Asset Allocation Fund commenced operations on April 1, 1998. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution and shareholder servicing fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

All securities are valued at the close of each business day. Securities for which the primary market is a national or foreign recognized securities or commodities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market System are valued at the last reported sales price on the day of valuation. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Directors.

---------------------
64

                                                   NOTES TO FINANCIAL STATEMENTS

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Asset Allocation and Index Allocation Funds, if any, are declared and distributed quarterly. Dividends to shareholders from net investment income of the U.S. Government Allocation Fund, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1998.

The U.S. Government Allocation Fund had net capital loss carryforwards at December 31, 1997, the end of the most recent tax year, of $23,046,376 and $712,094 which will expire in the years 2002 and 2004, respectively. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION COSTS

Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts with the Asset Allocation and U.S. Government Allocation Funds, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the Funds' average daily net assets up to $250 million, 0.40% of the next $250 million, and 0.30% of the Funds' average daily net assets in excess of $500 million. Under the contract with the Index Allocation Fund, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, and 0.60% of the Fund's average daily net assets in excess of $500 million.

Prior to December 15, 1997, the Asset Allocation and U.S. Government Allocation Funds did not directly retain an investment adviser because each Fund invested all of its assets in a separate Master Portfolio which, in turn, retained WFB as investment adviser. Advisory fees were charged to the Master Portfolios at the same rates as listed above.

Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-adviser to the Funds. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services to the Asset Allocation and Index Allocation Funds, a monthly fee at the annual rate of 0.15% of each such Fund's average daily net assets up to $900 million and 0.10% of the average daily net assets in excess of $900 million. For its sub-advisory services to the U.S. Government Allocation Fund, BGFA is entitled to receive a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $75 million, 0.04% for the next $75 million and 0.03% of the Fund's average daily net assets in excess of $150 million.

Prior to November 1, 1997, BGFA was entitled to an annual fee of $60,000 and a monthly fee at the annual rate of 0.20% of the Index Allocation Fund's average daily net assets. Additionally, the predecessor Master Portfolios were sub-advised by BGFA. BGFA was entitled to an annual payment of $40,000 from the U.S. Government Allocation Master Portfolio and a monthly fee at the annual rate of 0.20% and 0.15% of the average daily net assets of the Asset Allocation and U.S. Government Allocation Master Portfolios, respectively.

The Company has entered into contracts on behalf of each Fund with WFB,

---------------------
66

                                                   NOTES TO FINANCIAL STATEMENTS
whereby WFB is responsible for providing portfolio accounting services for the Funds. Pursuant to the contracts WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.

BGI, a wholly-owned subsidiary of Barclays Global Investors Holdings Inc., acts as custodian to the Funds. BGI will not be entitled to receive compensation for its services as custodian to the Funds so long as BGFA is entitled to receive fees for providing investment sub-advisory services to the Funds. Prior to December 15, 1997, BGI was custodian to the predecessor Master Portfolios and was not entitled to compensation for its custodial services for the same reasons as listed above.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.14% of the average daily net assets of the Funds.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares of the Asset Allocation and U.S. Government Allocation Funds and 0.25% of the average daily net assets of the Class B and Class C shares of the Index Allocation Fund.

Shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

FUND                                              CLASS A   CLASS B  CLASS C
----------------------------------------------------------------------------
Asset Allocation Fund                          $3,523,348  $492,801      N/A
Index Allocation Fund*                                  0     1,066  $30,615
U.S. Government Allocation Fund                   252,309    28,412      N/A

* REPRESENTS THE PERIOD FROM JANUARY 1, 1998 TO MARCH 31, 1998.

Shareholder servicing fees paid on behalf of the Index Allocation Fund for the year ended December 31, 1997 were as follows:

FUND                                            CLASS A   CLASS B**  CLASS C
----------------------------------------------------------------------------
Index Allocation Fund                          $      0  $       22  $86,268

** REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO DECEMBER 31, 1997.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The Company has adopted a Shareholder Administrative Servicing Plan (the "Administrative Servicing Plan") on behalf of the Class A shares of the Index Allocation Fund. Pursuant to the Administrative Servicing Plan, the Fund may enter into administrative servicing agreements with administrative servicing agents who are dealers/holders of record, or that otherwise have a servicing relationship with the beneficial owners of the Fund's Class A shares. Administrative servicing agents are entitled to receive a fee which will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Class A shares of the Fund. In no case will a shareholder be charged both 12b-1 and Administrative Servicing fees.

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets. Prior to February 1, 1998, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets. Prior to May 1, 1997, Stephens provided substantially the same services as sole administrator to the Index Allocation Fund. Under the previous agreement, the Index Allocation Fund had agreed to pay Stephens a monthly fee at the annual rate of 0.10% of its average daily net assets up to $200 million and 0.05% of the average daily net assets in excess of $200 million.

The Company has adopted separate Distribution Plans for Class A and Class B shares of the Funds and for Class C shares of the Index Allocation Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for Class A shares of the Asset Allocation and U.S. Government Allocation Funds provides that each such Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of each such Fund's average daily net assets attributable to the Class A shares. The Class A Plan for the Asset Allocation and U.S. Government Allocation Funds provides only for the reimbursement of actual expenses.

The Plan for Class A shares of the Index Allocation Fund provides that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.25% of its average daily net assets attributable to the Class A shares.

Under the Plan for Class B shares of the Funds and Class C shares of the Index Allocation Fund, each Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.70% of the average daily net assets attributable to the Class B shares of the Asset Allocation and U.S. Government

---------------------
68

                                                   NOTES TO FINANCIAL STATEMENTS
Allocation Funds, and 0.75% of the average daily net assets attributable to the Class B and Class C shares of the Index Allocation Fund.

Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

Distribution fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

FUND                                         CLASS A     CLASS B     CLASS C
----------------------------------------------------------------------------
Asset Allocation Fund                     $  557,702  $1,146,537         N/A
Index Allocation Fund*                        52,642       3,199  $   91,845
U.S. Government Allocation Fund               42,041      66,425         N/A

* REPRESENTS THE PERIOD FROM JANUARY 1, 1998 TO MARCH 31, 1998.

Distribution fees paid on behalf of the Index Allocation Fund for the year ended December 31, 1997 were as follows:

FUND                                                CLASS A  CLASS B**    CLASS C
---------------------------------------------------------------------------------
Index Allocation Fund                             $ 180,571  $      68  $ 258,801

** REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO DECEMBER 31, 1997.

The registration fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

FUND                                                CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------
Asset Allocation Fund                             $ 101,999  $  17,063        N/A
Index Allocation Fund*                                3,699      4,931  $   2,713
U.S. Government Allocation Fund                      25,793     15,742        N/A

* REPRESENTS THE PERIOD FROM JANUARY 1, 1998 TO MARCH 31, 1998.

The registration fees paid on behalf of the Index Allocation Fund for the year ended December 31, 1997 were as follows:

FUND                                                CLASS A  CLASS B**    CLASS C
---------------------------------------------------------------------------------
Index Allocation Fund                             $  21,905  $   1,508  $  11,409

** REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO DECEMBER 31, 1997.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees and reimbursed expenses on the Statement of Operations for the year ended March 31, 1998, were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.

Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1998, Stephens owned 128 shares of the Asset Allocation Fund, 9 shares of the Index Allocation Fund and 116 shares of the U.S. Government Allocation Fund.

Stephens has retained $5,404,593 as sales charges from the proceeds of Class A shares sold, $1,120,619 from the proceeds of Class B shares redeemed and $12,732 from the proceeds of Class C shares redeemed by the Company for the year ended March 31, 1998. Wells Fargo Securities Inc., a subsidiary of WFB, received $4,508,566 as sales charges from the proceeds of Class A shares sold, $840,060 from the proceeds of Class B shares redeemed and $0 from the proceeds of Class C shares redeemed by the Company for the year ended March 31, 1998.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the year ended March 31, 1998 were as follows:

                                                                           U.S.
                                                ASSET        INDEX   GOVERNMENT
AGGREGATE PURCHASES                        ALLOCATION   ALLOCATION   ALLOCATION
 AND SALES                                       FUND        FUND*         FUND
-------------------------------------------------------------------------------
Total purchases at cost                  $741,595,736  $ 9,708,385  $34,456,430
Total sales proceeds                      677,435,873      245,915  103,419,336

* REPRESENTS THE PERIOD FROM JANUARY 1, 1998 TO MARCH 31, 1998.

Purchases and sales of investments, exclusive of short-term securities for the Index Allocation Fund for the year ended December 31, 1997 were as follows:

                                                INDEX
AGGREGATE PURCHASES                        ALLOCATION
 AND SALES                                       FUND
-----------------------------------------------------
Total purchases at cost                  $101,448,355
Total sales proceeds                       81,829,212

---------------------
70

                                                   NOTES TO FINANCIAL STATEMENTS

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 1998, there were over 108 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1998, the Asset Allocation and Index Allocation Funds were each authorized to issue 100 million shares of $0.001 par value capital stock for each class of shares. The U.S. Government Allocation Fund was authorized to issue 300 million shares of $0.001 par value capital stock for each class of its shares.

Capital share transactions for the Funds were as follow:

                                                                        ASSET ALLOCATION FUND
                                          ---------------------------------------------------
                                             FOR THE YEAR       FOR THE SIX      FOR THE NINE
                                                    ENDED      MONTHS ENDED      MONTHS ENDED
                                           MARCH 31, 1998    MARCH 31, 1997    SEPT. 30, 1996
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                        5,404,941         2,045,161         6,007,551
  Shares issued in reinvestment of
    dividends -- Class A                        5,339,741         4,753,733         1,238,174
  Shares redeemed -- Class A                   (9,806,181)       (5,260,733)       (9,426,837)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                           938,501         1,538,161        (2,181,112)
  Shares sold -- Class B                       10,545,390         2,222,248         3,267,959
  Shares issued in reinvestment of
    dividends -- Class B                        1,176,235           518,569            54,554
  Shares redeemed -- Class B                   (1,371,398)         (419,149)         (481,023)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                        10,350,227         2,321,668         2,841,490

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

                                                       INDEX ALLOCATION FUND
                                           ---------------------------------
                                              FOR THE
                                                THREE                FOR THE
                                               MONTHS     FOR THE       YEAR
                                                ENDED  YEAR ENDED      ENDED
                                            MARCH 31,    DEC. 31,   DEC. 31,
                                                 1998        1997       1996
----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                      240,942     850,777    626,835
  Shares issued in reinvestment of
    dividends -- Class A                        9,136     496,833    455,598
  Shares redeemed -- Class A                 (155,356)   (470,768)  (547,890)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                        94,722     876,842    534,543
  Shares sold -- Class B(1)                   133,842      18,462        N/A
  Shares issued in reinvestment of
    dividends -- Class B(1)                         0           0        N/A
  Shares redeemed -- Class B(1)                     0           0        N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B(1)                    133,842      18,462        N/A
  Shares sold -- Class C                      283,850   1,061,333    501,829
  Shares issued in reinvestment of
    dividends -- Class C                          554     164,916    112,003
  Shares redeemed -- Class C                  (96,724)   (255,583)  (138,443)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS C                       187,680     970,666    475,389

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

                                                     U.S. GOVERNMENT ALLOCATION FUND
                                               -------------------------------------
                                                                             FOR THE
                                                   FOR THE  FOR THE SIX         NINE
                                                      YEAR       MONTHS       MONTHS
                                                     ENDED        ENDED        ENDED
                                                 MARCH 31,    MARCH 31,    SEPT. 30,
                                                      1998         1997         1996
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                           846,076      231,132    2,528,521
  Shares issued in reinvestment of dividends
    -- Class A                                     251,276      151,317      325,965
  Shares redeemed -- Class A                    (1,591,400)  (1,126,961)  (5,085,090)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- CLASS A                                       (494,048)    (744,512)  (2,230,604)
  Shares sold - Class B                            806,213      169,717      336,746
  Shares issued in reinvestment of dividends
    -- Class B                                      29,518       12,022       12,543
  Shares redeemed -- Class B                      (221,982)     (96,322)    (115,493)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- CLASS B                                        613,749       85,417      233,796

5. SUBSEQUENT EVENTS

The Funds have changed their fiscal year-ends to February 28.

---------------------
72

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Asset Allocation Fund, Index Allocation Fund and U.S. Government Allocation Fund (three of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1998, and the related statements of operations of the Asset Allocation Fund and U.S. Government Allocation Fund for the year ended March 31, 1998, and the Index Allocation Fund for the three months ended March 31, 1998 and the year ended December 31, 1997, the statements of changes in net assets of the Asset Allocation Fund and U.S. Government Allocation Fund for the year ended March 31, 1998, the six months ended March 31, 1997, and the nine months ended September 30, 1996, and the Index Allocation Fund for the three months ended March 31, 1998, and each of the years in the two-year period ended December 31, 1997, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 1, 1998

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
74

                                                                STAGECOACH FUNDS

-----------------------------------------
SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
The following proposal was passed by the required majority of shareholders of the indicated Predecessor Fund at Special Shareholders' meetings held on November 20, (as adjourned to) November 26, 1997, for the purpose of voting on the proposal.

To approve a proposed Agreement and Plan of Consolidation providing for the transfer of the assets and stated liabilities of specific Overland portfolios to corresponding investment portfolios of Stagecoach Funds, Inc., in exchange for shares of equal value of designated classes of the Stagecoach Funds.

 INDEX ALLOCATION FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
3,427,823      156,356      280,436

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
                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

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
Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC AA R (5/98)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1998 Stagecoach Funds